As filed with the Securities and Exchange Commission on January 31, 2005


                                          1933 Act Registration No. 333-113599
                                           1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]
                                                                 ---


      Pre-Effective Amendment No. _____   [   ]
                                           ---

      Post-Effective Amendment No.    43  [ X ]
                                 -------   ---


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

      Amendment No.  44
                     --


                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)


                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering:   As soon as practicable after
the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


|_| Immediately upon filing pursuant to paragraph (b)
|_| On ________________ pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| On ___________ pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus


      Part B      -     Statement of Additional Information


      Part C      -     Other Information


      Signature Page

      Exhibit Index

      Exhibits




      This filing designates a new effective date for the Registrant's Post-Effective Amendments Nos. 39 [sic] to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 1, 2004 (Edgar Accession No. 0001056288-04-000830).

Regions Morgan Keegan Select Funds
Combined Prospectus
Dated March __, 2005

Regions Morgan Keegan Select Funds
COMBINED PROSPECTUS DATED MARCH __, 2005
CLASS A SHARES
CLASS C SHARES
CLASS I SHARES

o    Regions Morgan Keegan Select Treasury Money Market Fund
o    Regions Morgan Keegan Select Government Money Market Fund
o    Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

o    Regions Morgan Keegan Select Fixed Income Fund
o    Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

o    Regions Morgan Keegan Select Balanced Fund
o    Regions Morgan Keegan Select Mid Cap Value Fund
o    Regions Morgan Keegan Select Value Fund
o    Regions Morgan Keegan Select Growth Fund
o    Regions Morgan Keegan Select Mid Cap Growth Fund


Table of Contents
-----------------
RISK/RETURN PROFILE
REGIONS MORGAN KEEGAN SELECT FUNDS
WHAT ARE THE FUNDS' FEES AND EXPENSES?
MAIN RISKS OF INVESTING IN THE FUNDS
PRINCIPAL STRATEGIES
SECURITIES DESCRIPTIONS
HOW TO BUY SHARES
HOW TO EXCHANGE SHARES
HOW TO REDEEM SHARES
DISTRIBUTION OF FUND SHARES
ACCOUNT AND SHARE INFORMATION
REGIONS MORGAN KEEGAN SELECT
FUNDS INFORMATION
REGIONS MORGAN KEEGAN SELECT
FUNDS PERSONNEL
FINANCIAL HIGHLIGHTS

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS CRIMINAL OFFENSE.


PROSPECTUS

March __, 2005

RISK/RETURN PROFILE

The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.

This prospectus of the Funds offers Class A Shares, Class C Shares and Class I Shares of each of the portfolios except the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund, which offer only Class A Shares.

REGIONS MORGAN KEEGAN SELECT FUNDS
TREASURY MONEY MARKET FUND

GOAL. To provide current income consistent with stability of principal and liquidity.

STRATEGY. The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. Th dollar weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)






AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004

Historically the Fund has maintained a constant $1.00 net asset value share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calender year-end basis. The Fund's Shares are not subject to a sales (load) charge. The total returns displayed above are based upon net asset value. Within the period shown in the bar chart, the Fund's Class A Shares est quarterly return was [1.47%] (quarter ended [December 31, 2000)].

Its lowest quarterly return was [(0.08)%] (quarter ended [December 31, 2003)]

                                      1 YEAR   5 YEARS    10 YEARS
                                      ------   -------    --------
CLASS A SHARES:
--------------

Return Before Taxes                    0.54%    2.30%      3.55%
-------------------                    -----    -----      -----
Return After Taxes
------------------
on Distributions2                      0.35%    1.40%      2.13%
-----------------                      -----    -----      -----
Return After Taxes
------------------
on Distributions and Sale
-------------------------
of Fund Shares 2/                      0.35%    1.40%      2.13%
---------------                        -----    -----      -----
THE FUND'S CLASS A SHARES SEVEN-DAY NET YIELDS AS OF DECEMBER 31, 2004 WERE 0.00% AND 0.00% RESPECTIVELY. INVESTORS MAY CALL THE FUND AT 1-800-433-2829 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

GOVERNMENT MONEY MARKET FUND

GOAL. Current income consistent with
stability of principal and liquidity.

                STRATEGY. The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the value of any borrowings for investment purposes in U.S. government investments. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2002, 2003 AND 2004)


AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis. The Fund's shares are not sold subject to a sales (load) charge. The total returns displayed above are based upon net asset value. Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 0.35% (quarter ended June 30, 2002). Its lowest quarterly return was 0.29% (quarter ended December 31, 2002).

                                                                   START OF
CLASS A SHARES:                                       1 YEAR     PERFORMANCE 1/
---------------                                       ------     ------------
Return Before Taxes                                    0.62%        0.94%
-------------------                                    -----        -----
Return After Taxes on Distributions2                   0.41%        0.58%
------------------------------------                   -----        -----
Return After Taxes on Distributions
-----------------------------------
and Sale of Fund Shares2                               0.41%        0.58%
------------------------                               -----        -----

THE FUND'S SEVEN-DAY NET YIELD AS OF DECEMBER 31, 2004 WAS 1.39%. INVESTORS MAY CALL THE FUND AT 1-800-433-2829 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

LIMITED MATURITY FIXED INCOME FUND
GOAL. To achieve current income.

                STRATEGY. The Fund invests in investment grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity. The Fund intends to maintain an average dollar-weighted maturity between one and one-half and three years, although the Fund may purchase individual securities with longer maturities.


ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)


The bar chart shows the variability of the Fund's Class A Shares class total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was [0.00%] (quarter ended [June 30, 1995)]. Its lowest quarterly return was [(0.00)%] (quarter ended [March 31, 1994)].

The following table represents the Fund's Class A Shares Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC), a broad-based market index. The ML1-3GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 2.99 years. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004


                                                       START OF
                                1 YEAR   5 YEARS     PERFORMANCE 1/
CLASS A SHARES:

Return Before Taxes              x.xx%    x.xx%         x.xx%
-------------------              -----    -----         -----
Return After Taxes on
---------------------
Distributions2                   x.xx%    x.xx%         x.xx%
--------------                   -----    -----         -----
Return After Taxes on
---------------------
Distributions and
-----------------
Sale of Fund Shares(2)           x.xx%    x.xx%         x.xx%
--------------------             -----    -----         -----

CLASS C SHARES:
---------------
Return Before Taxes              x.xx%    x.xx%         x.xx%
ML1-3GC                          3.14%    6.94%         6.63%
-------                          -----    -----         -----
ML1-3UST                         1.61%    5.31%         5.47%
--------                         -----    -----         -----

(1)  THE START OF PERFORMANCE DATE FOR THE CLASS C SHARES WAS DECEMBER 14, 2001.

(2) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS.THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS B SHARES. AFTER-TAX RETURNS FOR OTHER CLASSES WILL BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

FIXED INCOME FUND

GOAL. To achieve current income with a secondary goal of capital appreciation.

                STRATEGY. The Fund invests only in AAA/AA debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund also invests in U.S. government securities. The Fund selects securities based upon fundamental macroeconomic, credit and market analysis. Normally, the Fund's average maturity will be between one and five years.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)


AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004
(FOR THE PERIODS ENDED DECEMBER 31, 2004)

FUND                            1 YEAR   5 YEARS   10 YEARS
----                            ------   -------   --------
CLASS A SHARES:
--------------
Return Before Taxes              X.XX%    X.XX%      X.XX%
-------------------              -----    -----      -----
Return After Taxes
------------------
on Distributions (2)             X.XX%    X.XX%      X.XX%
------------------               -----    -----      -----
Return After Taxes
------------------
on Distributions and
--------------------
Sale of Fund Shares (2)          X.XX%    X.XX%      X.XX%
---------------------            -----    -----      -----
CLASS C SHARES:(1)
---------------
Return Before Taxes              X.XX%    X.XX%      X.XX%
-------------------              -----    -----      -----
ML1-10GC                         3.14%    6.94%     7.10%
--------                         -----    -----     -----

(1)  THE START OF PERFORMANCE DATE FOR THE CLASS C SHARES WAS DECEMBER 3, 2001.

(2) AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS.THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

The bar chart shows the variability of the Fund's Class A Shares class total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was [0.00%] (quarter ended [June 30, 1995)]. Its lowest quarterly return was [(0.00)%] (quarter ended [March 31, 1994)]. 4

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC), a broad-based market index.

The ML1-10GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. Total returns for the index shown do not reflect sale charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Indexes are unmanaged, and it is not possible to invest directly in an index.

INTERMEDIATE TAX EXEMPT BOND FUND
GOAL. To provide current income that's exempt from federal regular income tax.

                 STRATEGY. The Fund invests its assets primarily in a highly diversified portfolio of tax exempt bonds with maturities between three and 10 years. The Fund will invest its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States. The fixed income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody) at the time of purchase.


RISK RETURN BAR CHART AND TABLE AVERAGE ANNUAL TOTAL RETURN TABLE


A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

BALANCED FUND
GOAL. To provide total return through capital appreciation, dividends and interest.

                 STRATEGY. The Fund invests primarily in common and preferred stock, convertible securities, and fixed income securities. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts
(ADRs), collateralized mortgage obligations (CMOs), or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund. The Fund's equity allocation will focus on high-quality companies using a blend of growth and value styles. The fixed income allocation focuses on intermediate-term U.S. Treasury and agency securities.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was [0.0%] (quarter ended [June 30, 1997)]. Its lowest quarterly return was [(0.0)%] (quarter ended [March 31, 2001)].

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2004. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/ Corporate Index (ML1-10GC). The S&P 500 is a capitalization-weighted index of 500 stocks representing all major industries. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN THROUGH 12/31/04

                                                    START OF
CLASS A SHARES               1 YEAR   5 YEARS     PERFORMANCE 1/
--------------               ------   -------     ------------

Return Before Taxes           x.xx%    x.xx%         x.xx%
-------------------           -----    -----         -----
Return After Taxes            x.xx%    x.xx%         x.xx%
------------------            -----    -----         -----
Return After Taxes            x.xx%    x.xx%         x.xx%
------------------            -----    -----         -----

CLASS C SHARES
--------------
Return Before Taxes           x.xx%    x.xx%         x.xx%
-------------------           -----    -----         -----
S&P 500                      12.85%   (1.84)%        10.76%
-------                      ------   -------        ------
LBGCT                         3.23%    6.99%          6.75%
-----                        ------    -----          -----
S&P 500/ML1-10GC              3.14%    6.94%          6.63%
----------------             ------    -----          -----

1 THE FUND'S CLASS A SHARES AND CLASS C SHARES START OF PERFORMANCE DATES WERE MAY 20, 1998 AND JANUARY 14, 2002, RESPECTIVELY.

2 AFTER-TAX RETURNS ARE CALCULATED USING A STANDARD SET OF ASSUMPTIONS. THE STATED RETURNS ASSUME THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES. RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND
DISTRIBUTIONS. THESE AFTER-TAX RETURNS DO NOT REFLECT THE EFFECT OF ANY APPLICABLE STATE AND LOCAL TAXES. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS HOLDING SHARES THROUGH TAX-DEFERRED PROGRAMS, SUCH AS IRA OR 401(K) PLANS.

3 CUMULATIVE RETURN. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

MID CAP VALUE FUND
GOAL. To provide long term capital appreciation.

                STRATEGY. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index (RMCV) at the time of purchase). As of January xx, 2005, the lowest capitalization of issuers included in the RMCV was about $xx million and the highest was about $xx billion. The Fund will seek to invest in companies that are judged to be undervalued when compared to either the intrinsic value of the issuer's assets or the future growth prospects of the issuer.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2003 AND 2004)

AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004
[CHART]

VALUE FUND
GOAL. To provide income and growth of capital.

                STRATEGY. The Fund invests in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community. Common stock holdings will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields are generally expected to be higher than market averages. Common and preferred stocks are expected to produce dividends, and generally possess market capitalizations of $2 billion or more at the time of purchase.

Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value. The Fund managers continually review market prices in relation to a stock's intrinsic value, and adjust the Fund's holdings accordingly.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)


AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004
[CHART]

GROWTH FUND
GOAL. To provide growth of capital and income.

                STRATEGY. The Fund invests primarily in common stock of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings. The companies are expected to be leaders in their respective industries and they are expected to have a growing and innovative product line. The companies' management teams are expected to be highly experienced and to be the best in their respective industries. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.


ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)

AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004
[CHART]


MID CAP GROWTH FUND
GOAL. To provide long-term capital appreciation.

                STRATEGY. The Fund invests primarily in equity securities of companies with small to medium-sized market capitalizations (i.e. companies whose market capitalization fall within the range tracked by the Russell Mid Cap Growth Index (RMCG) at the time of purchase). As of January xx, 2005, the lowest capitalization of issuers included in the RMCG was about $xx million and the highest was about $xx billion. The Fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns. Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings.


PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE TRUST FUND

The Fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The performance data for Class A Shares of the Fund includes the performance of the collective trust fund for periods before the Fund's registration statement became effective. The past-performance data is no guarantee of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2004)


AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2004

RISKS OF THE FUNDS
[CHART]

                                                        FIXED       MORTGAGE   FUTURES
                          STOCK               COMPANY   INCOME       BACKED      AND
                          MARKET GROWTH VALUE  SIZE   SECURITIES   SECURITIES  OPTIONS  SECTOR
                          RISKS  RISKS  RISKS  RISKS    RISKS        RISKS      RISKS    RISKS
                          -----  -----  -----  -----    -----        -----      -----    -----
Regions Morgan Keegan
Select Treasury Money
Market Fund                                      3
                                                 -
Regions Morgan Keegan
Select Government Money
Market Fund                                      3
                                                 -
Regions Morgan Keegan
Select Limited Maturity
Fixed Income Fund                                3           3          3
------------------                               -           -          -

Regions Morgan Keegan
Select Fixed Income Fund                         3           3          3
                                                 -           -          -
Regions Morgan Keegan
Select Intermediate
Tax Exempt Bond Fund                             3                               3
                                                 -                               -
Regions Morgan Keegan
Select Balanced Fund       3      3      3       3           3          3
----------------------     -      -      -       -           -          -
Regions Morgan Keegan
Select Mid Cap Value
Fund                       3      3      3      3                       3        3
---------------------      -      -      -                              -        -
Regions Morgan Keegan
Select Value Fund          3      3                                     3        3
-------------------               -                                     -        -

Regions Morgan Keegan
Select Growth Fund         3      3                                     3        3
--------------------       -                                            -        -
Regions Morgan Keegan
Select Mid Cap Growth
Fund                       3             3      3                        3       3
---------------------      -             -      -                        -       -

A MORE COMPLETE DESCRIPTION OF THESE RISKS CAN BE FOUND IN THE "MAIN RISKS OF INVESTING IN THE FUNDS" SECTION.

STOCK MARKET RISKS. The value of equity securities in the Funds' portfolios will fluctuate and, as a result, the Funds' Share prices may decline suddenly or over a sustained period of time.

GROWTH RISKS. Due to their high valuation, growth stocks are typically more volatile than value stocks.

VALUE RISKS. Value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the less liquid its stock and the more volatile its price. Also, smaller companies are more likely to fail than companies with larger market capitalization.

FIXED INCOME SECURITIES RISKS. Prices of fixed income securities generally fall when interest rates rise.

MORTGAGE BACKED SECURITIES RISKS. Mortgage backed securities are subject to the risks of prepayment. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities. FUTURES AND OPTIONS RISKS. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund's portfolio. SECTOR RISKS. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

MONEY MARKET RISKS. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

CALL RISKS. The possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

INTEREST RATE RISKS. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

                           MONEY               INTEREST
                           MARKET  CREDIT CALL  RATE LIQUIDITY TAX  PREPAYMENT
                           RISKS   RISKS  RISK  RISK  RISKS   RISKS   RISKS
                           -----  ------------  ----- -----   -----   -----

Regions Morgan Keegan
Select Treasury Money
Market Fund                   3      3            3
                              -      -            -
Regions Morgan Keegan
Select Government Money
Market Fund                   3      3            3
                              -      -            -
Regions Morgan Keegan
Select Limited Maturity
Fixed Income Fund                    3     3      3                      3
------------------                   -     -      -                      -

Regions Morgan Keegan
Select Fixed Income Fund             3     3      3                      3
                                     -     -      -                      -
Regions Morgan Keegan
Select Intermediate
Tax Exempt Bond Fund                 3    3    3   3                     3
                                     -    -    -   -                     -
Regions Morgan Keegan
Select Balanced Fund          3           3                              3
----------------------        -           -                              -
Regions Morgan Keegan
Select Mid Cap Value
Fund
---------------------
Regions Morgan Keegan
Select Value Fund
-------------------

Regions Morgan Keegan
Select Growth Fund
--------------------
Regions Morgan Keegan
Select Mid Cap Growth
Fund
---------------------
                                       8A

TAX RISKS. The risk that future legislative or court decision may materially affect the ability of the Fund to pay tax exempt dividends. PREPAYMENT RISKS. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities and other asset-backed include both interest and a partial payment of principal.

WHAT ARE THE FUNDS' FEES AND EXPENSES?


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Regions Morgan Keegan Select Funds.

                                           TREASURY   GOVERNMENT           LIMITED MATURITY
                                             MONEY      MONEY
                                                        -----
                                            MARKET     MARKET               BOND FUND           FIXED INCOME FUND
                                             FUND       FUND                ---------           -----------------
                                             ----       ----
                                            CLASS A    CLASS A   CLASS A   CLASS C  CLASS I  CLASS A  CLASS C   CLASS I
                                            SHARES     SHARES    SHARES    SHARES   SHARES   SHARES   SHARES    SHARES
                                            ------     ------    ------    ------   ------   ------   ------    ------
Shareholder Fees
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of
offering price)                             None        None     4.50%     None     None     4.50%    None      None
Maximum Deferred Sales Charge (Load)                    ----                        ----                        ----
(as a percentage of original purchase
price or redemption proceeds, as
applicable)                                 None        None     0.00%     1.00%    None     0.00%    1.00%     None
                                            ----        ----     -----              ----     -----              ----
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price)         None        None     None      None     None     None     None      None
                                                        ----                        ----                        ----
Redemption Fee (as a percentage of amount
redeemed, if applicable)                    None        None     None      None     None     None     None      None
                                                        ----                        ----                        ----
Exchange Fee                                None        None     None      None     None     None     None      None
                                                        ----                        ----                        ----
ANNUAL FUND OPERATING EXPENSES
(BEFORE WAIVERS) (1)
EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (2)                          0.50%       0.50%    0.70%       0.70%  0.70%    0.75%    0.75%     0.75%
                                                        -----                       -----
Distribution (12b-1) Services Fee           None        None     None        0.75%  None     None     0.75%     None
                                                        ----                        ----                        ----
Shareholder Services Fee (3)                0.25%       0.25%    0.25%       0.25%  None     0.25%    0.25%     None
                                                                                    ----                        ----
Other Expenses                              0.18%       0.32%    0.25%       0.25%  0.29%    0.22%    0.24%     0.22%
                                                        -----                -----  -----                       -----
Total Annual Fund Operating Expenses        0.93%       1.07%    1.20%       1.95%  0.99%    1.22%    1.94%     0.97%
------------------------------------        -----       -----    -----       -----  -----    -----    -----     -----

(1) Although not contractually obligated to do so, the Adviser, and, shareholder services providers received certain amounts for the fiscal year ended November 30, 2004. These amounts are shown below along with the net expenses the
Funds actually paid for the fiscal year ended November 30, 2004.

Total Waivers of Fund Expenses              0.29%       0.43%    0.25%       0.23%  0.23%    0.25%    0.43%     0.25%
                                                                             -----                              -----
Total Actual Annual Fund Operating
Expenses (after waivers)                    0.64%       0.53%    0.97%       1.72%  0.76%    1.72%    0.64%     0.72%
                                                                                    -----                       -----
(2) The Adviser waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.
The management fee paid by the Treasury Money Market Fund, the Government Money Market Fund, the Limited Maturity
Fixed Income Fund and the Fixed Income Fund, (after the voluntary waiver) was 0.21%, 0.15%, 0.47%, and 0.50%
respectively, for the fiscal year ended November 30, 2004.

(3) The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Government
Money Market Fund (after the voluntary waiver) was 0.17% for the fiscal year ended November 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Regions Morgan Keegan Select Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption for Class C Shares are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are BEFORE WAIVERS as Shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                                      1 YEAR   3 YEARS   5 YEARS    10 YEARS
-----------                                      ------   -------   -------    --------
CLASS A SHARES
TREASURY MONEY MARKET FUND:                        $ 95     $ 296     $ 515     $ 1,143
---------------------------                        ----     -----     -----     -------
LIMITED MATURITY FIXED  INCOME FUND:

Expenses assuming redemption                        545   745           962   1,586
----------------------------                        ---   ---           ---   -----
Expenses assuming no redemption                     545   745           962   1,586
-------------------------------                     ---   ---           ---   -----
FIXED INCOME FUND:
------------------
Expenses assuming redemption                        569   820         1,090   1,861
----------------------------                        ---   ---         -----   -----
Expenses assuming no redemption                     569   820         1,090   1,861
-------------------------------                     ---   ---         -----   -----
GOVERNMENT MONEY MARKET FUND:                       109   340           590   1,306
-----------------------------                       ---   ---           ---   -----

SHARE CLASS                                      1 YEAR   3 YEARS   5 YEARS    10 YEARS
-----------                                      ------   -------   -------    --------
CLASS C SHARES
--------------
LIMITED MATURITY FIXED INCOME FUND:
-----------------------------------
Expenses assuming redemption                        297   709         1,147   2,364
----------------------------                        ---   ---         -----   -----
Expenses assuming no redemption                     197   609         1,047   2,264
-------------------------------                     ---   ---         -----   -----
FIXED INCOME FUND:
Expenses assuming redemption                        300   718         1,162   2,396
----------------------------                        ---   ---         -----   -----
Expenses assuming no redemption                     200   618         1,062   2,296
-------------------------------                     ---   ---         -----   -----

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Tax Exempt Bond Fund.

INTERMEDIATE TAX EXEMPT BOND FUND
                                                                                       CLASS A CLASS C CLASS I
                                                                                       SHARES  SHARES  SHARES
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
---------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                                                                  2.00%   None    None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                            0.00%   1.00%   None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                                      None    None    None

Redemption Fee (as a percentage of amount redeemed, if applicable)                      None    None    None

Exchange Fee                                                                            None    None    None

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) (1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------
Management Fee (2)                                                                      0.50%   0.50%   0.50%

Distribution (12b-1) Services Fee                                                       None    0.75%   None

Shareholder Services Fee                                                                0.25%   0.25%   None

Other Expenses                                                                          0.38%   0.38%   0.38%
                                                                                                -----   -----
Total Annual Fund Operating Expenses                                                    1.13%   1.88%   0.88%
                                                                                                        -----
Total Contractual Waiver of Fund Expenses                                               0.00%   0.15%   0.00%
                                                                                        -----   -----   -----
Total Annual Fund Operating Expenses (after contractual waiver)                         1.13%   1.73%   0.88%
                                                                                        -----   -----   -----

(1) Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses each Fund ACTUALLY
PAID for the fiscal year ended November 30, 2004.

Total Waivers of Fund Expenses                                                          0.50%   0.50%   0.50%
Total Actual Annual Fund Operating Expenses (after waivers)                             0.63%   1.23%   0.38%

(2) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Fund (after the voluntary waiver) was 0.00%, for the fiscal year ended November
30, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Regions Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                                      1 YEAR   3 YEARS   5 YEARS      10 YEARS
-----------                                      ------   -------   -------      --------
CLASS A SHARES
INTERMEDIATE TAX EXEMPT BOND FUND:
----------------------------------
Expenses assuming redemption                       $ 659    $ 889     $ 1,138   $ 1,849
----------------------------                       -----    -----     -------     -----
Expenses assuming no redemption                      659      889       1,138     1,849
-------------------------------                      ---      ---       -----     -----

CLASS C SHARES
INTERMEDIATE TAX EXEMPT BOND FUND:
---------------------------------
Expenses assuming redemption                         676    1,045       1,439     2,541
----------------------------                         ---    -----       -----     -----
Expenses assuming no redemption                      176      545         939     2,041
-------------------------------                      ---      ---         ---     -----

CLASS I SHARES
INTERMEDIATE TAX EXEMPT BOND FUND:
---------------------------------
Expenses assuming redemption                          90      281         488     1,084
----------------------------                          --      ---         ---     -----
Expenses assuming no redemption                       90      281         488     1,084
-------------------------------                       --      ---         ---     -----

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                                        BALANCED FUND                  VALUE FUND           GROWTH FUND
                                                        -------------                  ----------           -----------

                                                      Class A   Class C  Class A   Class C    Class I   Class A   Class C   Class I
                                                      Shares    Shares   Shares    Shares     Shares    Shares    Shares    Shares
                                                      ------    ------   ------    ------     ------    ------    ------    ------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
---------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                     5.50%   None      5.50%     None       None      5.50%     None      None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
proceeds, as applicable)                                None    1.00%     None      1.00%      None      None      1.00%     None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a
percentage of offering price)                           None    None      None      None       None      None      None      None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                          None    None      None      None       None      None      None      None
Exchange Fee                                            None    None      None      None       None      None      None      None
ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS) (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (2)                                      0.80%   0.80%     0.80%     0.80%      0.80%     0.80%     0.80%     0.80%
Distribution (12b-1) Services Fee                       None    0.75%     None      0.75%      None      None      0.75%     None
Shareholder Services Fee                                0.25%   0.25%     0.25%     0.25%      None      0.25%     0.25%     None
Other Expenses                                          0.33%   0.33%     0.22%     0.23%      0.35%     0.18%     0.17%     0.18%
Total Annual Fund Operating Expenses                    1.38%   2.13%     1.27%     2.03%      1.15%     1.23%     1.97%     0.98%

(1) Although not contractually obligated to do so, the Adviser waived certain amounts for the fiscal year ended November 30, 2004.
----------------------------------------------------------------------------------------------------------------------------------
These amounts are shown below along with the net expenses each Fund actually paid for the fiscal year ended November 30, 2004
-----------------------

Total Waivers of Fund Expenses                          0.05%   0.05%     0.05%     0.05%      0.05%     0.05%     0.05%     0.05%
Total Actual Annual Fund Operating                      1.33%   2.08%     1.22%     1.98%      1.10%     1.18%     1.92%     0.93%
Expenses (after waivers)
(2) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Balanced Fund, the Value Fund and the Growth Fund (after the voluntary waivers) were 0.00%, 0.75% and
0.75%, respectively, for the fiscal year ended November 30, 2004.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund and Mid Cap Growth Fund.

                                                                  MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                                  -------------------         ------------------
                                                               Class A  Class C  Class I  Class A   Class C   Class I
                                                               Shares   Shares   Shares   Shares    Shares    Shares
                                                               ------   ------   ------   ------    ------    ------

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
---------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             5.50%   None     None      5.50%     None      None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
as applicable)                                                  None    1.00%    None      None      1.00%     None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a
percentage of offering price)                                   None    None     None      None      None      None
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                        None    None     None      None      None      None
Exchange Fee                                                    None    None     None      None      None      None

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVERS)
(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (2)                                              0.75%   0.75%    0.75%     0.80%     0.80%     0.80%
Distribution (12b-1) Services Fee                               None    0.75%    None      None      0.75%     None
Shareholder Services Fee                                        0.25%   0.25%    None      0.25%     0.25%     None
Other Expenses                                                  0.25%   0.25%    0.36%     0.40%     0.26%     0.40%
Total Annual Fund Operating Expenses                            1.25%   2.00%    1.11%     1.45%     2.06%     1.20%
(1) Although not contractually obligated to do so, the Adviser waived certain amounts for the fiscal year ended
November 30, 2004. These are shown below along with the net expenses each Fund actually paid for the fiscal year ended November 30, 2004.

Total Waivers of Fund Expenses                                  0.00%   0.00%    0.00%     0.05%     0.05%     0.05%
Total Actual Annual Fund Operating Expenses (after waivers)     1.25%   2.00%    1.11%     1.40%     2.01%     1.15%
(2) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Balanced Fund, the Value Fund and the Growth Fund (after the voluntary waivers) were 0.00%, 0.75% and 0.75%, respectively, for the fiscal year ended November 30, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Regions Morgan Keegan Select Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares,
Class C Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class C Shares and Class I Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                                    1 YEAR   3 YEARS     5 YEARS     10 YEARS
-----------                                    ------   -------     -------     --------
CLASS A SHARES
--------------
BALANCED FUND:
--------------
Expenses assuming redemption
----------------------------
Expenses assuming no redemption
-------------------------------
VALUE FUND:
-----------
Expenses assuming redemption                    $ 673    $ 932      $ 1,211     $ 2,008
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 673    $ 932      $ 1,211     $ 2,008
-------------------------------                 -----    -----      -------     -------
GROWTH FUND:
------------
Expenses assuming redemption                    $ 669    $ 920      $ 1,191     $ 1,965
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 669    $ 920      $ 1,191     $ 1,965
-------------------------------                 -----    -----      -------     -------
MID CAP GROWTH FUND:
--------------------
Expenses assuming redemption                    $ 671    $ 926      $ 1,201     $ 1,986
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 671    $ 926      $ 1,201     $ 1,986
-------------------------------                 -----    -----      -------     -------
MID CAP VALUE FUND
------------------
Expenses assuming redemption                    $ 690    $ 985      $ 1,301     $ 2,198
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 690    $ 985      $ 1,301     $ 2,198
-------------------------------                 -----    -----      -------     -------
SHARE CLASS                                    1 YEAR   3 YEARS     5 YEARS     10 YEARS
-----------                                    ------   -------     -------     --------
CLASS C SHARES
--------------
BALANCED FUND:
--------------
Expenses assuming redemption
Expenses assuming no redemption
VALUE FUND:
-----------
Expenses assuming redemption                    $ 307    $ 639      $ 1,097     $ 2,369
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 207    $ 639      $ 1,097     $ 2,369
-------------------------------                 -----    -----      -------     -------
GROWTH FUND:
------------
Expenses assuming redemption                    $ 301    $ 620      $ 1,066     $ 2,306
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 201    $ 620      $ 1,066     $ 2,306
-------------------------------                 -----    -----      -------     -------
MID CAP GROWTH FUND:
--------------------
Expenses assuming redemption                    $ 304    $ 630      $ 1,082     $ 2,338
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 204    $ 630      $ 1,082     $ 2,338
-------------------------------                 -----    -----      -------     -------
MID CAP VALUE FUND
------------------
Expenses assuming redemption                    $ 310    $ 648      $ 1,112     $ 2,400
----------------------------                    -----    -----      -------     -------
Expenses assuming no redemption                 $ 210    $ 648      $ 1,112     $ 2,400
-------------------------------                 -----    -----      -------     -------
SHARE CLASS                                    1 YEAR   3 YEARS     5 YEARS     10 YEARS
-----------                                    ------   -------     -------     --------
CLASS I SHARES
--------------
BALANCED FUND:
--------------
Expenses assuming redemption
----------------------------
Expenses assuming no redemption
-------------------------------
VALUE FUND:
-----------
Expenses assuming redemption                    $ 118    $ 367       $ 636      $ 1,406
----------------------------                    -----    -----       -----      -------
Expenses assuming no redemption                 $ 118    $ 367       $ 636      $ 1,406
-------------------------------                 -----    -----       -----      -------
GROWTH FUND:
------------
Expenses assuming redemption                    $ 100    $ 313       $ 544      $ 1,209
----------------------------                    -----    -----       -----      -------
Expenses assuming no redemption                 $ 100    $ 313       $ 544      $ 1,209
-------------------------------                 -----    -----       -----      -------
MID CAP GROWTH FUND:
--------------------
Expenses assuming redemption                    $ 113    $ 354       $ 614      $ 1,360
----------------------------                    -----    -----       -----      -------
Expenses assuming no redemption                 $ 113    $ 354       $ 614      $ 1,360
-------------------------------                 -----    -----       -----      -------
MID CAP VALUE FUND:
-------------------
Expenses assuming redemption                    $ 123    $ 382       $ 662      $ 1,463
----------------------------                    -----    -----       -----      -------
Expenses assuming no redemption                 $ 123    $ 382       $ 662      $ 1,463
-------------------------------                 -----    -----       -----      -------


MAIN RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS. An investment in any of the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Morgan Keegan Select Funds.

STOCK MARKET RISKS. The Funds are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies.

Therefore, you should expect that investments in the GROWTH FUND, the VALUE FUND, the equity allocation in the BALANCED FUND, and, particularly, the MID CAP VALUE FUND and the MID CAP GROWTH FUND will be more volatile than broad stock market indices such as the S&P 500 or than funds that invest more in large-capitalization companies.

GROWTH RISKS. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

VALUE RISKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.

For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

COMPANY SIZE RISKS. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


FIXED INCOME SECURITIES RISKS. Risks of fixed income securities will impact the TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, FIXED INCOME FUND, LIMITED MATURITY FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND and the fixed income allocation in the BALANCED FUND.


Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset value of a Fund to fluctuate accordingly.

The credit quality of a debt security is based upon the issuer's ability to repay the security. Lower credit quality debt tends to be riskier and more volatile than higher grade debt. Decreases in credit ratings and in market perceptions of credit worthiness generally cause the value of the debt to decrease. If payments on a debt security are not paid when due, that may cause the net asset value (NAV) of a Fund holding the security to go down.

If interest rates decline, an issuer may repay a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.

An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

INTEREST RATE RISKS. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages or other debt to take advantage of more favorable rates.

Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

FUTURES AND OPTIONS RISKS. On behalf of a Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money.

Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in a Fund's portfolio.


SECTOR RISKS. When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the VALUE FUND is expected from time to time to be overweighted from time to time in the utility, energy, transportation, basic industry and financial sectors. The GROWTH FUND is expected to be overweighted from time to time in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The MID CAP VALUE FUND is expected to be overweighted at times in the financial, industrial and consumer discretionary sectors of the economy. The MID CAP GROWTH FUND at times will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The INTERMEDIATE TAX EXEMPT BOND FUND will focus its investments in municipal securities.


MONEY MARKET RISKS. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Money market funds try to minimize this risk by purchasing short-term securities. A Fund can also be affected by the credit quality of the securities in its portfolio.

The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

TAX RISKS. Tax risk is the risk that future legislative or court decisions may materially affect the ability of a Fund to pay tax exempt dividends.

PREPAYMENT RISKS. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed and asset-backed securities include both interest and a partial payment of principal.

Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand. Any of these risks may have an adverse affect on a Fund's total return or yield.

PRINCIPAL STRATEGIES

GOVERNMENT MONEY MARKET FUND. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in government investments. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. [This policy shall be interpreted in accordance with its purpose, which is solely to comply with Rule 35d-1.]

The Fund's Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o current U.S. economic activity and the economic outlook;

o current short-term interest rates;

o the Federal Reserve Board's policies regarding short-term interest rates; and

o the potential effects of foreign economic activity on U.S. short-term interest rates. The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

TREASURY MONEY MARKET FUND. The Fund invests primarily in short-term obligations of the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. [This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.] The Fund may also invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less.

The Fund's primary objective is the production of current income while maintaining liquidity and stability of principal. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.


LIMITED MATURITY FIXED INCOME FUND. The Fund invests in investment grade securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. [This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.] The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.


The average maturity of the Fund's debt securities generally will be in the range of 1.5 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed income securities with short-to intermediate-term maturities.

FIXED INCOME FUND. The Fund invests in high-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of 1 to 5 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened. Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed income securities.

INTERMEDIATE TAX EXEMPT BOND FUND. The Fund invests its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States.

Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax exempt securities, the Adviser will conduct a thorough credit analysis of the issuer and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of three to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

The fixed income securities in which the Fund invests will have a minimum credit rating of "A" (Standard & Poor's/Moody) at the time of purchase.

The Fund will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

BALANCED FUND. The Fund invests in both equity and fixed-income investments, and will maintain a minimum of 25% of Fund assets in each asset class. The remaining 50% of Fund assets may be allocated between stocks and bonds, at the discretion of the Fund manager.

The Fund's equity allocation will focus on high-quality, companies. Using a blend of growth and value styles, the Fund manager seeks to identify companies which have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly. The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Corporate bond issues with a minimum credit rating of "A" (Standard & Poor's/Moody's) at the time of purchase may also be included as yield spreads become attractive.

VALUE FUND. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Fund manager attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in Share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of [$1] billion or more.

Convertible securities of smaller companies may also be included in the Fund's portfolio.

The Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

GROWTH FUND. The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Fund manager selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund.

In addition to seeking companies with above-average potential for growth, the Fund manager will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

MID CAP GROWTH FUND. The Fund invests primarily in equities of medium-sized companies (i.e. companies whose market capitalizations fall within the range traded by the Russell Mid Cap Growth Index at the time of purchase.


The Fund manager selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process.

The Fund manager seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjust the Fund's holdings accordingly.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. [This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.]


MID CAP VALUE FUND. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalizations fall within the range tracked by the Russell Mid Cap Value Index at the time of purchase) that offer superior growth prospects or of companies whose stock is undervalued.


The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the Shares are undervalued when compared to the underlying value of the firm's assets; or the Shares are undervalued when compared to the growth prospects of the firm. The fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this policy as required by Rule 35d-1. [This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.]

SECURITIES DESCRIPTIONS

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND invest.

COMMON STOCKS are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings influence the value of its common stock.

PREFERRED STOCKS have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Generally, investors in fixed income securities are creditors of the issuer. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Funds invest.

TREASURY SECURITIES are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.


Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

MORTGAGE BACKED SECURITIES represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice. They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

TAX EXEMPT SECURITIES are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the INTERMEDIATE TAX EXEMPT BOND FUND may invest:

GENERAL OBLIGATION BONDS are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The INTERMEDIATE TAX EXEMPT BOND FUND may invest in bonds subject to AMT.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.

Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

PORTFOLIO TURNOVER. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

TEMPORARY DEFENSIVE INVESTMENTS. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.


HOW TO BUY SHARES
WHAT DO SHARES COST? You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. NAV is determined for the Funds (other than GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND is determined twice daily at 11:00 a.m. (Central Time) and 3:00 p.m. (Central Time). Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.


Among the more specific factors that should be considered by the Valuation Committee in determining the fair value of a security are: (1) type of security;
(2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund's holding; (5) for restricted securities, and discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) and evaluation of the forces which influence the market in which these securities are purchased and sold.



There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

OPENING AN ACCOUNT. To open an account with the Funds, the minimum initial investment for the Fund's Class A Shares and Class C Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction. There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.

SALES CHARGE WHEN YOU PURCHASE (CLASS A SHARES ONLY) CLASS A SHARES. Class A Shares of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND are sold at NAV.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below. Class A Shares of the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND are sold at NAV, plus a front end sales charge as listed below:

                                                     SALES CHARGE
                                                      AS A % OF
AMOUNT OF TRANSACTION                               OFFERING PRICE
---------------------                               --------------
Less than $50,000                                       5.50%
-----------------                                       -----
$50,000 but less than $               100,000           4.50%
-----------------------               -------           -----
$100,000 but less than               $ 250,000          3.75%
----------------------               ---------          -----
$250,000 but less than               $ 500,000          2.50%
----------------------               ---------          -----
$500,000 but less than              $1 million          2.00%
----------------------              ----------          -----
$1 million or more 1/                                      0%
-------------------                                     -----

Class A Shares of the LIMITED MATURITY FIXED INCOME FUND and FIXED INCOME FUND are sold at NAV, plus a front end sales charge as listed below:

                                             SALES CHARGE
                                               AS A % OF
AMOUNT OF TRANSACTION                       OFFERING PRICE
---------------------                       --------------
Less than $      100,000                         4.50%
-----------      -------                         -----
$100,000 but less than       $ 250,000           3.75%
----------------------       ---------           -----
$250,000 but less than       $ 500,000           3.00%
----------------------       ---------           -----
$500,000 but less than       $1 million          2.00%
----------------------       ----------          -----
$1 million or more 1/                               0%
-------------------                              -----

Class A Shares of the INTERMEDIATE TAX EXEMPT
BOND FUND are sold at NAV, plus a front end sales
charge as listed below:
                                             SALES CHARGE
                                               AS A % OF
AMOUNT OF TRANSACTION                       OFFERING PRICE
---------------------                       --------------
Less than $      50,000                          2.00%
-----------      ------                          -----
$50,000 but less than $       100,000            1.75%
-----------------------       -------            -----
$100,000 but less than       $ 250,000           1.50%
----------------------       ---------           -----
$250,000 but less than       $ 500,000           1.00%
----------------------       ---------           -----
$500,000 but less than       $1 million          0.75%
----------------------       ----------          -----
$1 million or more1                                 0%
-------------------                              -----

o A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% MAY APPLY. SEE "SALES CHARGE WHEN YOU REDEEM."

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS


Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Funds held directly or through an investment professional or through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers
(SSNs) or broker identification numbers (BINs).

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled.

Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on the Regions Morgan Keegan Select Funds website free of charge, the Funds do not disclose this information separately on the website.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you purchase Shares through financial intermediaries that do not receive sales charge dealer concessions;

o you have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;

o you are a Trust customer purchasing through Regions Morgan Keegan Trust;

o you purchase Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services;

o you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o you sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months; or


o you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

  CLASS C SHARES: You will not be charged a front-end sales charge when purchasing these shares, however Class C Shares are subject to a CDSC.

  CLASS I SHARES: You will not be charged any sales charge when purchasing or redeeming these Shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Trust Administrator or Morgan Keegan & Company, Inc. (Morgan Keegan) financial advisor for information.


DEALER CONCESSIONS: The Distributor, Morgan Keegan, with the exception of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class C Shares of the Regions Morgan Keegan Select Funds. Such payments may be in the form of cash or promotional incentives.

  HOW DO I PURCHASE SHARES? You may purchase Class A Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator. You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

  Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 11:00 a.m. (Central
  Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

  BY SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

  HOW TO EXCHANGE SHARES

  EXCHANGE PRIVILEGE. You may exchange Shares of a Fund into Shares of the same class of another Fund without paying a sales charge by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. To do this, you must:

o meet any minimum initial investment requirements; and

o receive a prospectus for the Fund into which you wish to exchange.

  Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  The date of original purchase of exchanged Class C Shares will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-Shares.


  You may exchange Class C Shares with Class A Shares of TREASURY MONEY MARKET FUND since there are no Class C Shares offered by that Fund.

  You may exchange Shares for shares of the Regions Morgan Keegan Select Funds and Morgan Keegan Select Fund, Inc. at NAV. Read the Prospectus for those funds before you exchange. A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


  The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  BY TELEPHONE: Telephone exchange instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central
  Time) for all other Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if they change telephone transaction privileges.

  HOW TO REDEEM SHARES

  You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

  You may redeem Class A Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may redeem Shares of a Fund through their local Trust Administrator.

  SALES CHARGE WHEN YOU REDEEM

  CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A CDSC of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

  CLASS C SHARES. Redemptions of Class C Shares purchased before January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 18 months of the purchase. Redemptions of Class C Shares purchased after January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 12 months of the purchase.

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING CLASS C SHARES:

o if you are a Trust customer redeeming through Regions Morgan Keegan Trust;

o if you purchased Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

o on Shares acquired through reinvestment of dividends and capital gains;

o if your redemption is a required distribution and you are over the age of 701/2 from an individual retirement account or other retirement plan;

o upon the death or disability of the last surviving shareholder(s) of the account;

o if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement.

o when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Funds. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase.

o you purchased Shares through "wrap accounts", asset allocation programs, or similar programs, under which clients may pay a fee for services.

  TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL REDEEM YOUR SHARES IN THE FOLLOWING ORDER:

o Shares that are not subject to a CDSC; and

o Shares held the longest.

  The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower. To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased Shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

  SYSTEMATIC WITHDRAWAL PROGRAM. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.


  Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.

  CHECKWRITING (GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND
  ONLY). Checkwriting privileges may be available. Please contact your fund representative for details.

  TELEPHONE INSTRUCTIONS. Telephone redemption instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

  MAIL INSTRUCTIONS. To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund.

  Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.

  Redemption requests for the Funds must be received by 11:00 a.m. (Central
  Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day's NAV.

  CONDITIONS FOR REDEMPTIONS

  SIGNATURE GUARANTEES. In the following instances, you must have a signature guarantee on written redemption requests: owhen you want a redemption to be sent or wired to an address other than the one you have on record with a Fund; owhen you want the redemption payable to someone other than the shareholder of record; or owhen your redemption is to be sent to an address of record that was changed within the last 90 days.

  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

  LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

  However, payment may be delayed up to seven days:

o to allow your purchase payment to clear;

o during periods of market volatility; or

o when your trade activity or amount adversely impacts a Fund's ability to manage its assets.

  DISTRIBUTION OF FUND SHARES

  Morgan Keegan & Co., Inc., a wholly owned subsidiary of Regions Financial Corporation, is the principal distributor for Shares of the Funds. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon Shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

  RULE 12B-1 PLAN (CLASS C SHARES).

  The Funds have adopted a Rule 12b-1 Plan on behalf of the Class C Shares of the Funds. The 12b-1 fee paid by Class C Shares is as follows:


                                 12B-1 FEE PAID
                                AS A PERCENTAGE
                                   OF CLASS C
  FUND                           SHARES' ASSETS
  Limited Maturity
  Fixed Income Fund                  0.75%

  Fixed Income Fund                  0.75%
  -----------------                  -----
  Intermediate Tax
  Exempt Bond Fund                   0.75%
  ----------------                   -----
  Balanced Fund                      0.75%
  -------------                      -----
  Mid Cap Value Fund                 0.75%
  ------------------                 -----
  Value Fund                         0.75%
  ----------                         -----
  Growth Fund                        0.75%
  -----------                        -----
  Mid Cap
  Growth Fund                        0.75%
  -----------                        -----

  The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution administration and customer servicing of Class C Shares of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

  These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

  ACCOUNT AND SHARE INFORMATION

  CONFIRMATION AND ACCOUNT STATEMENTS. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.


  DIVIDENDS AND CAPITAL GAINS
  FUND                              DIVIDENDS DECLARED AND PAID
  ----                              ---------------------------

  Balanced Fund               quarterly
  Value Fund                  quarterly
  Growth Fund                 quarterly
  Mid Cap Growth Fund         quarterly
  Mid Cap Value Fund          quarterly
  Fixed Income Fund           daily/monthly
  Limited Maturity
  Fixed Income Fund           daily/monthly
  -----------------

  Intermediate Tax
  Exempt Bond Fund            daily/monthly
  Government Money
  Market Fund                 daily/monthly
  Treasury Money Market Fund  daily/monthly

  Dividends are declared and paid to shareholders invested in a Fund on the record date.

  In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

  ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount. Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum. SHARE CERTIFICATES. The Funds do not issue share certificates.

  TAX INFORMATION

  FEDERAL INCOME TAX. The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.

  It is anticipated that Intermediate Tax Exempt Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes.

  The other Funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

  Fund distributions are expected to be primarily dividends for the GOVERNMENT MONEY MARKET FUND, TREASURY MONEY MARKET FUND, LIMITED MATURITY FIXED INCOME FUND and INTERMEDIATE TAX EXEMPT BOND FUND, and both dividends and capital gains for all other Funds. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

  SHORT-TERM TRADING. The Funds attempt to deter short-term trading that may be disruptive to the efficient management of the Funds. The Funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction; (3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by Fund management.


  The Funds' Board has approved policies and procedures intended to discourage excessive short-term trading of the Funds' Shares.


  When, in the sole discretion of Fund management, short-term trading would have a detrimental effect on the efficient management of a Fund, the Funds may refuse a transaction by any person, group or commonly controlled account. The Funds will promptly notify the shareholder of a determination to reject a purchase request. The Funds reserve the right to restrict future purchases of Fund shares.

  There can be no assurance that the Funds will be effective in limiting short-term trading in all cases. If the Funds are unable to deter this type of trading, it may adversely affect the performance of the Funds by requiring the Funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.


  The Funds' objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


  PORTFOLIO HOLDINGS INFORMATION. A description of the Funds' policies and procedures with respect to disclosure of its portfolio securities is available in the Funds' Statement of Additional Information.

  REGIONS MORGAN KEEGAN SELECT FUNDS INFORMATION

  MANAGEMENT OF THE FUNDS. The Board of Trustees governs the Trust. The Board selects and oversees the Adviser. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

  ADVISER FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

  FUND                                               ADVISER FEE
  ----                                               -----------

  GOVERNMENT MONEY MARKET FUND                          0.50%
  ----------------------------                          -----
  TREASURY MONEY MARKET FUND                            0.50%
  --------------------------                            -----
  INTERMEDIATE TAX EXEMPT BOND FUND                     0.50%
  ---------------------------------                     -----
  LIMITED MATURITY FIXED INCOME FUND                    0.70%
  ----------------------------------                    -----


  FIXED INCOME FUND                                     0.75%
  -----------------                                     -----
  MID CAP GROWTH FUND                                   0.75%
  -------------------                                   -----
  GROWTH FUND                                           0.80%
  -----------                                           -----
  BALANCED FUND                                         0.80%
  -------------                                         -----
  VALUE FUND                                            0.80%
  ----------                                            -----
  MID CAP VALUE FUND                                    0.80%
  ------------------                                    -----

  The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.


  ADVISER'S BACKGROUND. Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. As of December 31, 2004, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States. Morgan Keegan and Company, which is an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed. The Adviser also serves as investment adviser to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of December 31, 2004, the Adviser had more than $XX billion in total assets under management.


  INVESTMENT SUBADVISER TO THE MID CAP VALUE FUND.


  Channing Capital Management, Inc. (CCM), whose address is 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.

REGIONS MORGAN KEEGAN SELECT FUNDS PERSONNEL


Carter E. Anthony, CFA President and Chief     From 2002 to present, Mr. Anthony has served as President
Investment Officer,                            and Chief Investment Officer of Morgan Asset Management, Inc.
Morgan Asset Management.                       From 2000 to 2002. he served as Executive Vice President
                                               and Director of Capital Management Group, Regions Financial Corporation.
                                               From 1989 to 2000, Mr. Anthony was Vice President--Trust
                                               Investment, National Bank of Commerce.
                                               Education: B.S. Economics, University of Alabama, 1967;
                                               B.A. Accounting, University of West Florida, 1972; M.B.A.
                                               University of Alabama at Birmingham, 1977; M.S. Ed.,
                                               Counseling, 1980; Graduate of the School of Mortgage
                                               Banking, Northwestern University, 1975; Fellow, Life
                                               Management Institute-Investments, 1977; Chartered
                                               FINANCIAL ANALYST, 1984.

John B. Norris V; Senior Fund Manager and      Mr. Norris has served as a Senior Portfolio Manager for at least
Senior Fixed Income                            5 years.  Mr. Norris is currently a Senior Vice President,
Strategist, Economist,                         Senior Portfolio Manager, and Economist for the Adviser.
Morgan Asset Management                        He is also the Economist for Regions Financial Corporation.
Treasury Money Market Fund,                    Mr. Norris has twelve years of experience in the investment
Government Money Market                        management and research of money market and fixed-income
Fund, Intermediate Tax                         securities in the financial services industry.  Mr. Norris
Exempt Bond Fund, Balanced                     has a BA in History from Wake Forest University and a MBA
Fund (Fixed Income                             from the University of Baltimore.  He is a candidate in the
ALLOCATION)                                    Charatered Financial Analyst program.

Charles A. Murray, CFA; Senior Fund            Mr. Murray has served as a Senior Portfolio Manager for at least
Senior Equity Strategist,                      th past 5 years.  Mr. Murray is currently a Senior Vice President,
Morgan Asset Management                        Senior Portfolio Manager, and Senior Equity Strategist for the Adviser.
Growth Fund, Mid Cap                           Mr. Murray has over thirty years of experience in investment manaagement,
Growth Fund, Balanced                          research, and banking.  Mr. Murray serves as the Portfolio Manager for
Fund (Equity Allocation)                       the Regions Morgan Keegan Select Mid Cap Growth Fund,and Regions Morgan
                                               Keegan Select Balanced Fund.  Mr. Murray received a Bachelor of Science degree in Finanace from the University of Alabama in 1970.  He is a
                                               Chartered Financial Analyst.

David P. McGrath; Senior Fund Manager          Responsible for the day to day management of the Growth
Morgan Asset Management                        Fund, Mid Cap Growth Fund, Capital Growth Fund and the
Growth Fund, Mid Cap                           Balanced Fund (Equity Allocation); MEMBER, STRATEGY GROUP.
Growth Fund                                    EXPERIENCE: TEN YEARS IN investment management and
                                               research. Education: B.S. Finance, University of Memphis,
                                               1995; M.B.A. Bryant College, 1998. [TO BE SUPPLEMENTED BY
                                               AMENDMENT]

Walter A. Hellwig; Senior Vice President &     Mr. Hellwig has served as a Senior Portfolio Manager for at
Senior Fund Manager of                         least the past 5 years.  Mr. Hellwig is currently a Senior Vice
Morgan Asset Management,                       President and Senior Portfolio Manager of the Adviser.  He
Value Fund                                     previously served in the same capacity with Union Planters
                                               Investment Advisors. Mr. Hellwig has twenty-eight years of experience in the investment management and research of equity and fixed-income securities in the financial services industry.
                                               industry.  Mr. Hellwig has a BSBA and an MBA from Washington
                                               University of st. Louis.

                                                    32

Michael L. Smith; Senior Vice President &      Mr. Smith is a Senior Vice President and Senior Portfolio Manager
Senior Fund Manager,                           at th Adviser.  From 2000 to 2004, Mr. Smith served as a Senior
Morgan Asset Management,                       Portfolio Manager for SouthTrust Asset Management where he was
Fixed Income Fund, Limited                     responsible for managing all core institutional fixed income
Maturity Bond Fund                             portfolios.  From 1999 to 2000, Mr. Smith was a Vice-President and
                                               Institutional Salesperson at UBS Paine Webber.  From 1993 to 1999,
                                               Mr. Smith was a Fixed Income Strategist and Portfolio Manager at
                                               Salomon Smith Barney.  Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management.  Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen
                                               School at Vanderbilt University.

Lyle Reed; Assistant Vice President,           Responsible for the day to day management of the Treasury
Morgan Asset                                   Money Market Fund and Government Money Market Fund.
Management,                                    Experience: Five years in investment research and client
Treasury Money Market                          relationships. Education: BS from the University of
Fund, Government Money                         Alabama, 1998 and MBA from the University of South
Market Fund                                    FLORIDA, 2003. [TO BE SUPPLEMENTED BY AMENDMENT]


CHANNING CAPITAL MANAGEMENT, INC. PERSONNEL
-------------------------------------------

Eric T. McKissack, CFA                         Responsible for the day to day management of the Mid Cap
Co-founder and Chief Investment Officer        Value Fund. Over twenty years in investment management
                                               and research. Education: B.S. Management, Massachusetts
                                               Institute of Technology; Chartered Financial Analyst.
                                               [TO BE SUPPLEMENTED BY AMENDMENT]

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand a Fund's financial performance for its past five years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. This information has been audited by _____________ for the years ended November 30, 2002, 2003 and 2004. The previous years were audited by other auditors. The independent registered public accountant's report, along with the Funds' audited financial statement is included in the Annual Report.

For a share outstanding throughout each period.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Ratios to average net assets
------------------------------------------------------------------------------------------------------------------------------------
                                  Net                                       Distributions
          Net                     realized       Total                      from net                       Net
 Year     Asset                   and            from        Distributions  realized                       Asset
 Ended    Value,     Net          unrealized     net         from net       gain on                        Value
November  beginning  investment   gain(loss) on  investment  investment     investment         Total       end of       Total
  30,     of period  income       investment     income      income         transactions   distributions   period       return(1)
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
2000      $1.00      0.05         --             0.05        (0.05)         --               (0.05)         $1.00         5.50%
---------------------------------------------------------------------------------------------------------------------------------
2001      $1.00      0.04         --             0.04        (0.04)         --               (0.04)         $1.00         3.99%
---------------------------------------------------------------------------------------------------------------------------------
2002      $1.00      0.01         --             0.01        (0.01)         --               (0.01)         $1.00         1.11%
---------------------------------------------------------------------------------------------------------------------------------
2003      $1.00      0.00(3)      --             0.00(3)     (0.00)(3)      --               (0.00)(3      )$1.00         0.47%
---------------------------------------------------------------------------------------------------------------------------------
2004      $1.00      0.01         --             0.01        (0.01)         --               (0.01)         $1.00         0.54%
---------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund -- Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
2002(4)   $1.00      0.01         --             0.01        (0.01)         --               (0.01)         $1.00         1.36%
---------------------------------------------------------------------------------------------------------------------------------
2003      $1.00      0.01         --             0.01        (0.01)         --               (0.01)         $1.00         0.79%
---------------------------------------------------------------------------------------------------------------------------------
2004      $1.00      0.01         --             0.01        (0.01)         --               (0.01)         $1.00         0.63%
---------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund -- Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
2000      $9.86      0.53        0.10            0.63        (0.52)         --               (0.52)         $9.97         6.62%
---------------------------------------------------------------------------------------------------------------------------------
2001      $9.97      0.50        0.35            0.85        (0.50)         --               (0.50)         $10.32        8.74%
---------------------------------------------------------------------------------------------------------------------------------
2002      $10.32     0.39(6)     0.01(6)         0.40        (0.40)        (0.01)            (0.41)         $10.31        3.95%
---------------------------------------------------------------------------------------------------------------------------------
2003      $10.31     0.27(7)    (0.16)           0.11        (0.30)        (0.01)            (0.31)         $10.11        1.14%
---------------------------------------------------------------------------------------------------------------------------------
2004      10.11      0.28       (0.28)           0.00        (0.27)         --               (0.27)         $9.84        (0.02)%
---------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund -- Class C Shares
---------------------------------------------------------------------------------------------------------------------------------
2002(8)   $10.26     0.30(6)     0.08(6)         0.38        (0.32)        (0.01)            (0.33)         $10.31        3.56%
---------------------------------------------------------------------------------------------------------------------------------
2003      $10.31     0.19(7)    (0.15)           0.04        (0.23)        (0.01)            (0.24)         $10.11        0.38%
---------------------------------------------------------------------------------------------------------------------------------
2004      $10.11     0.20       (0.28)          (0.08)       (0.19)         --               (0.19)         $9.84        (0.77)%
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund -- Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
2000      $10.10     0.59        0.17            0.76        (0.59)         --               (0.59)         $10.27        7.78%
---------------------------------------------------------------------------------------------------------------------------------
2001      $10.27     0.55        0.55            1.10        (0.55)         --               (0.55)         $10.82       10.91%
---------------------------------------------------------------------------------------------------------------------------------
2002      $10.82     0.46        0.28            0.74        (0.46)         --               (0.46)         $11.10        6.96%
---------------------------------------------------------------------------------------------------------------------------------
2003      $11.10     0.41       (0.06)           0.35        (0.41)        (0.02)            (0.43)         $11.02        3.16%
---------------------------------------------------------------------------------------------------------------------------------
2004      $11.02     0.37       (0.27)           0.10        (0.37)        (0.21)            (0.58)         $10.54        0.87%
---------------------------------------------------------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

Effective June 4, 2004, Class B Shares converted to Class A Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(3) Represents less than $0.01.
(4) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.
(5) Computed on an annualized basis.
(6) -Effective December 1, 2001, the Limited Maturity Fixed Income Fund adopted the provisions of the American Institute of
Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was as follows:

--------------------------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                NET REALIZED      INCOME TO
                          NET INVESTMENT        UNREALIZED       AVERAGE NET
INCREASE (DECREASE)      INCOME PER SHARE      GAIN PER SHARE      ASSETS
--------------------------------------------------------------------------------
Class A                     $(0.02)                $0.02          (0.18)%
--------------------------------------------------------------------------------
Class C                     $(0.02)                $0.02          (0.18)%
--------------------------------------------------------------------------------
Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(7) Based on average shares outstanding.
(8) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

--------------------------------------------------------------------------------
     Ratios to average net assets
--------------------------------------------------------------------------------
                                                              Net Assets,
                             Net            Expense             end of
                          investment        waiver/             period
             Expenses      income       reimbursement(2)    (000 omitted)
--------------------------------------------------------------------------------
Treasury Money Market Fund -- Class A Shares
--------------------------------------------------------------------------------
2000          0.42%        5.37%              0.25%             $536,668
-------------------------------------------------------------------------------
2001          0.42%        3.86%              0.25%             $689,884  --
-------------------------------------------------------------------------------
2002          0.66%        1.10%              0.25%             $779,770  --
-------------------------------------------------------------------------------
2003          0.66%        0.47%              0.25%             $764,892  --
-------------------------------------------------------------------------------
2004          0.64%        0.55%              0.29%             $861,369  --
-------------------------------------------------------------------------------
Government Money Market Fund -- Class A Shares
--------------------------------------------------------------------------------
2002(4)       0.38%(5)     1.37%(5)           0.65%(5)           $73,357  --
-------------------------------------------------------------------------------
2003          0.38%        0.79%              0.60%              $67,578  --
-------------------------------------------------------------------------------
2004          0.64%        0.61%              0.43%              $58,406  --
--------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund -- Class A Shares
--------------------------------------------------------------------------------
2000         0.79%         5.35%              0.20%              $68,949   70%
--------------------------------------------------------------------------------
2001         0.79%         4.97%              0.20%              $126,065  54%
--------------------------------------------------------------------------------
2002         0.99%         3.65%(6)           0.20%              $144,274  53%
--------------------------------------------------------------------------------
2003         1.00%         2.67%              0.20%              $168,969  63%
--------------------------------------------------------------------------------
2004         0.97%         2.23%              0.23%              $110,249  78%
--------------------------------------------------------------------------------
Limited Maturity Fixed Income Fund -- Class C Shares
--------------------------------------------------------------------------------
2002(8)      1.74%(5)      3.22%(5,6)         0.20%(5)           $10       53%
--------------------------------------------------------------------------------
2003         1.75%         1.88%              0.20%              $164      63%
--------------------------------------------------------------------------------
2004         1.72%         1.41%              0.23%              $843      78%
--------------------------------------------------------------------------------
Fixed Income Fund -- Class A Shares
--------------------------------------------------------------------------------
2000         0.71%         5.84%              0.25%              $205,169  45%
--------------------------------------------------------------------------------
2001         0.71%         5.16%              0.25%              $241,393  51%
--------------------------------------------------------------------------------
2002         0.97%         4.19%              0.25%              $255,280  50%
--------------------------------------------------------------------------------
2003         0.97%         3.65%              0.25%              $316,857  72%
--------------------------------------------------------------------------------
2004         0.97%         3.44%              0.25%              $265,532  52%
--------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

Effective June 4, 2004, Class B Shares converted to Class A Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(3) Represents less than $0.01.
(4) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.
(5) Computed on an annualized basis.
(6) -Effective December 1, 2001, the Limited Maturity Fixed Income Fund adopted the provisions of the American Institute of
Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was as follows:

--------------------------------------------------------------------------------
                                                                 RATIO OF NET
                                                                  INVESTMENT
                                                NET REALIZED      INCOME TO
                          NET INVESTMENT        UNREALIZED       AVERAGE NET
INCREASE (DECREASE)      INCOME PER SHARE      GAIN PER SHARE      ASSETS
--------------------------------------------------------------------------------
Class A                     $(0.02)                $0.02          (0.18)%
--------------------------------------------------------------------------------
Class C                     $(0.02)                $0.02          (0.18)%
--------------------------------------------------------------------------------
Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(7)Based on average shares outstanding.
(8)Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Ratios to average net assets
------------------------------------------------------------------------------------------------------------------------------------
                                  Net                                       Distributions
          Net                     realized       Total                      from net
 Year     Asset                   and            from        Distributions  realized
 Ended    Value,     Net          unrealized     net         from net       gain on        Distributions
November  beginning  investment   gain(loss) on  investment  investment     investment     from paid in          Total
  30,     of period  income       investment     income      income         transactions     capital          distributions
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
2002(3)    $10.82     0.37           0.28        0.65         (0.37)            --              --              (0.37)
------------------------------------------------------------------------------------------------------------------------------------
2003       $11.10     0.32          (0.05)       0.27         (0.33)          (0.02)            --              (0.35)
------------------------------------------------------------------------------------------------------------------------------------
2004       $11.02     0.28          (0.25)       0.03         (0.29)          (0.21)            --              (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
2004(5)    $10.00     0.25          (0.23)       0.02         (0.25)            --              --              (0.25)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
2004(5)    $10.00     0.20          (0.23)      (0.03)        (0.20)            --              --              (0.20)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004(5)    $10.00     0.22          (0.23)      (0.01)        (0.22)            --              --              (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
2000       $15.97     0.41          (0.59)      (0.18)        (0.41)          (0.45)            --              (0.86)
------------------------------------------------------------------------------------------------------------------------------------
2001       $14.93     0.36          (0.73)      (0.37)        (0.38)          (0.11)            --              (0.49)
------------------------------------------------------------------------------------------------------------------------------------
2002       $14.07     0.24(6)       (0.93)      (0.69)        (0.24)          (0.26)            --              (0.50)
------------------------------------------------------------------------------------------------------------------------------------
2003       $12.88     0.20(6)        0.68        0.88         (0.22)            --              --              (0.22)
------------------------------------------------------------------------------------------------------------------------------------
2004       $13.54     0.22           0.40        0.62         (0.19)            --              --              (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
2002(7)    $13.67     0.13(6)       (0.82)      (0.69)        (0.08)            --              --              (0.08)
------------------------------------------------------------------------------------------------------------------------------------
2003       $12.90     0.10(6)        0.67        0.77         (0.13)            --              --              (0.13)
------------------------------------------------------------------------------------------------------------------------------------
2004       $13.54     0.13    0       .39        0.52         (0.11)            --              --              (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
2003(8)    $10.00     0.00(6)(9)     1.27        1.27           --              --              --                --
------------------------------------------------------------------------------------------------------------------------------------
2004       $11.27    (0.06)          2.35        2.29         (0.00)(9)       (0.83)            --              (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
2003(8)    $10.00    (0.06)(6)       1.31        1.25           --              --              --                --
------------------------------------------------------------------------------------------------------------------------------------
2004       $11.25    (0.06)          2.27        2.21           --            (0.83)            --              (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
2000       $15.93     0.16           (0.17)     (0.01)        (0.16)          (0.54)            --              (0.70)
------------------------------------------------------------------------------------------------------------------------------------
2001       $15.22     0.21           (1.27)     (1.06)        (0.22)            --              --              (0.22)
------------------------------------------------------------------------------------------------------------------------------------
2002       $13.94     0.12           (1.71)     (1.59)        (0.13)            --          (0.00)(9)(12        (0.13)
------------------------------------------------------------------------------------------------------------------------------------
2003       $12.22     0.08(6)         0.90       0.98         (0.07)            --              --              (0.07)
------------------------------------------------------------------------------------------------------------------------------------
2004       $13.13     0.14            1.21       1.35         (0.08)            --              --              (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
2002(11)   $13.35     0.02           (1.14)     (1.12)        (0.02)            --          (0.00)(9)(12        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
2003       $12.21     0.00(6)(9)      0.92       0.92         (0.00)(9)         --              --             (0.00)(9)
------------------------------------------------------------------------------------------------------------------------------------
2004       $13.13     0.10            1.14       1.24         (0.04)            --              --              (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004(13)   $13.69     0.10            0.67       0.77         (0.04)            --              --              (0.04)
------------------------------------------------------------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

Effective June 4, 2004, Class B Shares converted to Class A Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(3) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from February 9, 2004 (date of initial public investment) to November 30, 2004.
(6) Based on average shares outstanding.
(7) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.
(8) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.
(9) Represents less than $0.01.
(10) Represents less than $1,000.
(11) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.
(12) Represents a return of capital for federal income tax purposes.
(13) Reflects operations for the period from June 17, 2004 (date of initial public investment) to November 30, 2004.
(2) omitted)turnover

(Table Continued)

------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets
------------------------------------------------------------------------------------------------------------------------
            Net
            Asset                                                                      Net Assets,
            Value                                         Net            Expense          end of
            end of      Total                         investment        waiver/          period         Portfolio
            period      return(1)       Expenses        income       reimbursement(2)   (000 omitted)   turnover
------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2002(3)     $11.10      6.15%           1.72%(4)        3.33%(4)        0.25%(4)        $327            50%
------------------------------------------------------------------------------------------------------------------------
2003        $11.02      2.40%           1.72%           2.90%           0.25%           $916            72%
------------------------------------------------------------------------------------------------------------------------
2004        $10.55      0.12%           1.72%           2.63%           0.25%         $2,531            52%
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2004(5)     $9.77       0.22%           0.63%(4)        3.18%(4)        0.50%(4)     $68,531            19%
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2004(5)     $9.77      (0.27)%          1.23%(4)        2.58%(4)        0.05%(4)       $0(10)           19%
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------
2004(5)     $9.77      (0.04)%          0.38%(4)        3.43%(4)        0.50%(4)        $326            19%
------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2000       $14.93      (1.30)%          1.01%           2.64%           0.05%        $12,135            41%
------------------------------------------------------------------------------------------------------------------------
2001       $13.97       4.63%           1.33%           1.62%           0.05%        $117,968           69%
------------------------------------------------------------------------------------------------------------------------
2002       $14.07      (2.42)%          1.07%           2.57%           0.05%        $92,980            70%
------------------------------------------------------------------------------------------------------------------------
2003       $12.88      (4.99)%          1.30%           1.83%           0.05%        $92,530            82%
------------------------------------------------------------------------------------------------------------------------
2004       $13.54       6.92%           1.35%           1.58%           0.05%        $96,192            98%
------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2002(7)    $12.90      (5.31)%          2.05%(4)        1.24%(4)        0.05%(4)        $612            82%
------------------------------------------------------------------------------------------------------------------------
2003       $13.54       6.07%           2.10%           0.81%           0.05%           $978            98%
------------------------------------------------------------------------------------------------------------------------
2004       $13.95       3.86%           2.08%           0.92%           0.05%         $2,084            69%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2003(8)    $11.27      12.70%           1.38%(4)        0.03%(4)        0.05%(4)     $68,034           126%
------------------------------------------------------------------------------------------------------------------------
2004       $12.73      21.76%           1.45%          (0.70)%          0.05%       $106,222            23%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2003(8)    $11.25      12.50%           2.13%(4)       (0.72)%(4)       0.05%(4)          $4           126%
------------------------------------------------------------------------------------------------------------------------
2004       $12.63      21.00%           2.06%          (1.31)%          0.05%           $384            23%
------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2000       $15.22       0.00%           0.96%           1.08%           0.05%       $192,426            41%
------------------------------------------------------------------------------------------------------------------------
2001       $13.94      (6.96)%          0.98%           1.41%           0.05%       $214,667           128%
------------------------------------------------------------------------------------------------------------------------
2002       $12.22     (11.47)%          1.23%           0.89%           0.05%       $196,423           163%
------------------------------------------------------------------------------------------------------------------------
2003       $13.13        8.12%          1.25%           0.68%           0.05%       $209,319           231%
------------------------------------------------------------------------------------------------------------------------
2004       $14.40       10.28%          1.27%           0.82%           0.05%       $169,772            59%
------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2002(11)   $12.21      (8.80)%          1.98%(4)        0.21%(4)        0.05%(4)         $55           163%
------------------------------------------------------------------------------------------------------------------------
2003       $13.13        7.55%          2.00%           0.04%           0.05%           $368           231%
------------------------------------------------------------------------------------------------------------------------
2004       $14.33        9.44%          2.03%           0.12%           0.05%         $2,056            59%
------------------------------------------------------------------------------------------------------------------------
Value Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------
2004(13)   $14.42        5.62%          1.15%(4)        0.55%(4)        0.05%(4)         531            59%
------------------------------------------------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

Effective June 4, 2004, Class B Shares converted to Class A Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(3) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from February 9, 2004 (date of initial public investment) to November 30, 2004.
(6) Based on average shares outstanding.
(7) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.
(8) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.
(9) Represents less than $0.01.
(10) Represents less than $1,000.
(11) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.
(12) Represents a return of capital for federal income tax purposes.
(13) Reflects operations for the period from June 17, 2004 (date of initial public investment) to November 30, 2004.
(2) omitted)turnover

                                                                 36A

------------------------------------------------------------------------------------------------------------
                                    Net                                       Distributions
          Net                       realized       Total                      from net
 Year     Asset                     and            from        Distributions  realized
 Ended    Value,     Net            unrealized     net         from net       gain on
November  beginning  investment     gain(loss) on  investment  investment     investment         Total
  30,     of period  income (loss)  investment     income      income         transactions    distributions
------------------------------------------------------------------------------------------------------------
Growth Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000       $23.55    (0.07)         (2.68)       (2.75)       --              (0.42)            (0.42)
------------------------------------------------------------------------------------------------------------
2001       $20.38    (0.03)         (4.20)       (4.23)       --              (0.88)            (0.88)
------------------------------------------------------------------------------------------------------------
2002       $15.27    (0.01)(4       (2.23)       (2.24)    (0.00)(3)            --              (0.00)(3)
------------------------------------------------------------------------------------------------------------
2003       $13.03    (0.03)(4)      2.04          2.01        --                --                --
------------------------------------------------------------------------------------------------------------
2004       $15.04     0.06          0.23          0.29        --                --                --
------------------------------------------------------------------------------------------------------------
Growth Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------
2002(6)    $15.46    (0.09)(4)      (2.42)       (2.51)      --                 --                --
------------------------------------------------------------------------------------------------------------
2003       $12.95    (0.15)(4)       2.04         1.89       --                 --                --
------------------------------------------------------------------------------------------------------------
2004       $14.84     0.06           0.12         0.18       --                 --                --
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------
2000(7)    $17.62     0.08          (0.69)       (0.61)      --                 --                --
------------------------------------------------------------------------------------------------------------
2001       $17.01     0.03           0.64         0.67    (0.10)              (3.92)            (4.02)
------------------------------------------------------------------------------------------------------------
2002       $13.66    (0.05)(4)      (1.60)       (1.65)   (0.02)                --              (0.02)
------------------------------------------------------------------------------------------------------------
2003       $11.99    (0.11)(4)       3.61         3.50       --                 --                --
------------------------------------------------------------------------------------------------------------
2004       $15.49    (0.11)          1.19         1.08       --                 --                --
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------
2002(6)    $13.71    (0.12)(4)      (1.67)       (1.79)      --                 --                --
------------------------------------------------------------------------------------------------------------
2003       $11.92    (0.21)(4)       3.58         3.37       --                 --                --
------------------------------------------------------------------------------------------------------------
2004       $15.29    (0.11)          1.06         0.95       --                 --                --
------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------
2004(8)    $16.16    (0.11)          0.54         0.43       --                 --                --
------------------------------------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

Effective June 4, 2004, Class B SHARES CONVERTED TO CLASS A SHARES.

(1) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.
(2) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS SHOWN.
(3) REPRESENTS LESS THAN $0.01.
(4) BASED ON AVERAGE SHARES OUTSTANDING.
(5) COMPUTED ON AN ANNUALIZED BASIS.
(6) REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 7, 2002 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2002.
(7) REFLECTS OPERATIONS FOR THE PERIOD FROM JULY 10, 2000 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2000.
(8) REFLECTS OPERATIONS FOR THE PERIOD FROM JUNE 24, 2004 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2004.~

                                                               37

Table Continued from page 37

------------------------------------------------------------------------------------------------------------------------
            Net
            Asset                                                                        Net Assets,
            Value                                         Net            Expense           end of
            end of      Total                         investment         waiver/           period       Portfolio
            period      return(1)       Expenses        income       reimbursement(2)   (000 omitted)   turnover
------------------------------------------------------------------------------------------------------------------------
Growth Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2000       $20.38       (11.97)%        0.92%           (0.28)%         0.05%        $294,824           37%
------------------------------------------------------------------------------------------------------------------------
2001       $15.27       (21.59)%        1.02%           (0.09)%         0.05%        $306,923           47%
------------------------------------------------------------------------------------------------------------------------
2002       $13.03       (14.65)%        1.28%           (0.06)%         0.05%        $271,852          112%
------------------------------------------------------------------------------------------------------------------------
2003       $15.04        15.43%         1.27%           (0.23)%         0.05%        $319,180           44%
------------------------------------------------------------------------------------------------------------------------
2004       $15.33         1.93%         1.23%             0.42%         0.05%        $411,785           33%
------------------------------------------------------------------------------------------------------------------------
Growth Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2002(6)    $12.95       (16.88)%        2.03%(5)        (0.81)%        (0.05%(5)         $139          112%
------------------------------------------------------------------------------------------------------------------------
2003       $14.84        14.59%         2.02%           (1.06)%         0.05%          $1,072           44%
------------------------------------------------------------------------------------------------------------------------
2004       $15.02         1.21%         1.97%           (0.33)%         0.05%          $2,955           33%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class A Shares
------------------------------------------------------------------------------------------------------------------------
2000(7)    $17.01       (3.46)%         0.98%(5)         1.07%(5)        --          $101,056          118%
------------------------------------------------------------------------------------------------------------------------
2001       $13.66        3.91%          1.07%            0.24%           --          $144,726           81%
------------------------------------------------------------------------------------------------------------------------
2002       $11.99      (12.07)%         1.30%           (0.42)%          --          $114,660          126%
------------------------------------------------------------------------------------------------------------------------
2003       $15.49       29.19%          1.33%           (0.82)%          --          $175,867           49%
------------------------------------------------------------------------------------------------------------------------
2004       $16.57        6.97%          1.25%           (0.65)%          --          $294,325           56%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class C Shares
------------------------------------------------------------------------------------------------------------------------
2002(6)    $11.92     (14.06)%          2.05%(5)        (1.18)%(5)       --              $259          126%
------------------------------------------------------------------------------------------------------------------------
2003       $15.29      28.27%           2.08%           (1.62)%          --            $1,825           49%
------------------------------------------------------------------------------------------------------------------------
2004       $16.24       6.21%           2.00%           (1.38)%          --            $5,353           56%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------
2004(8)    $16.59       2.66%           1.11%(5)        (0.34)%(5)       --            $1,032           56%
------------------------------------------------------------------------------------------------------------------------

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
Effective June 4, 2004, Class B SHARES CONVERTED TO CLASS A SHARES.

(1) BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.
(2) THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS SHOWN.
(3) REPRESENTS LESS THAN $0.01.
(4) BASED ON AVERAGE SHARES OUTSTANDING.
(5) COMPUTED ON AN ANNUALIZED BASIS.
(6) REFLECTS OPERATIONS FOR THE PERIOD FROM JANUARY 7, 2002 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2002.
(7) REFLECTS OPERATIONS FOR THE PERIOD FROM JULY 10, 2000 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2000.
(8) REFLECTS OPERATIONS FOR THE PERIOD FROM JUNE 24, 2004 (DATE OF INITIAL PUBLIC INVESTMENT) TO NOVEMBER 30, 2004.~

                                                               37A

REGIONS MORGAN KEEGAN SELECT FUNDS


A Statement of Additional Information (SAI) dated March __, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or a Fund at 1-877-757-7424.


You can obtain information about a Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees. Regions Morgan Keegan Select Funds 417 North 20th Street 15th Floor P.O. Box 10247 (Zip code: 35202) Birmingham, Alabama 35203 1-877-757-7424


Morgan Keegan & Co., Inc.,
Distributor Investment Company Act File No. 811-6511

Regions Morgan Keegan Select
Balanced Fund Class A Shares                               FPALX   75913Q209
Regions Morgan Keegan Select
Balanced Fund Class C Shares                               RMKBX   75913Q811
Regions Morgan Keegan Select
Balanced Fund Class I Shares                                       75913Q498
Regions Morgan Keegan Select
Fixed Income Fund Class A Shares                           RFIFX   75913Q803
Regions Morgan Keegan Select
Fixed Income Fund Class C Shares                           RMKFX   75913Q779
Regions Morgan Keegan Select
Fixed Income Fund Class I Shares                           RFIIX   75913Q514
Regions Morgan Keegan Select
Government Money Market Fund Class A Shares                RMKXX   75913Q829
Regions Morgan Keegan Select Growth Fund Class A Shares    RGRAX   75913Q407
Regions Morgan Keegan Select Growth Fund Class C Shares    RMKGX   75913Q761
Regions Morgan Keegan Select Growth Fund Class I Shares RGRIX 75913Q464 Regions Morgan Keegan Select Intermediate Tax Exempt
Bond Fund Class A Shares                                   RTEAX   75913Q571
Regions Morgan Keegan Select Intermediate Tax Exempt
Bond Fund Class C Shares                                   RTESX   75913Q563
Regions Morgan Keegan Select Intermediate Tax Exempt
Bond Fund Class I Shares                                   RTEIX   75913Q555
Regions Morgan Keegan Select Limited Maturity Fixed
Income Fund Class A Shares                                 RLMGX   75913Q852
Regions Morgan Keegan Select Limited Maturity Fixed
Income Fund Class C Shares                                 RMKLX   75913Q795
Regions Morgan Keegan Select Limited Maturity Fixed
Income Fund Class I Shares                                 RLMIX   75913Q522
Regions Morgan Keegan Select Mid Cap Growth Fund
Class A Shares                                             RAGAX   75913Q837
Regions Morgan Keegan Select Mid Cap Growth Fund
Class C Shares                                             RMKAX   75913Q753
Regions Morgan Keegan Select Mid Cap Growth Fund
Class I Shares                                             RMKIX   75913Q456
Regions Morgan Keegan Select Mid Cap Value Fund
Class A Shares                                             RSEAX   75913Q613
Regions Morgan Keegan Select Mid Cap Value Fund
Class C Shares                                             RSECX   75913Q589
Regions Morgan Keegan Select Mid Cap Value Fund
Class I Shares                                             RMVIX   75913Q480
Regions Morgan Keegan Select Treasury Money Market
Fund Class A Shares                                        FITXX   75913Q878
Regions Morgan Keegan Select Value Fund Class A Shares     RVLAX   75913Q605
Regions Morgan Keegan Select Value Fund Class C Shares     RMKVX   75913Q787
Regions Morgan Keegan Select Value Fund Class I Shares     RVLIX   75913Q472

Morgan Keegan & Co., Inc., Distributor

007576 (3/05)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                                 CLASS A SHARES

                                 CLASS C SHARES

                                 CLASS I SHARES




                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


                                 MARCH ___, 2005




       o REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
       o REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND
       o REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
       o REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
       o REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
       o REGIONS MORGAN KEEGAN SELECT BALANCED FUND
       o REGIONS MORGAN KEEGAN SELECT VALUE FUND
       o REGIONS MORGAN KEEGAN SELECT GROWTH FUND
       o REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
       o REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND


       This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Regions Morgan Keegan Select Funds, dated March ___, 2005. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report without charge by calling 1-877-757-7424.

       REGIONS MORGAN KEEGAN SELECT FUNDS
       FIFTY NORTH FRONT STREET
       MEMPHIS, TENNESSEE 38103


CUSIP
75913Q209        75913Q811
75913Q498        75913Q803
75913Q779        75913Q514
75913Q829        75913Q407
75913Q761        75913Q464
75913Q571        75913Q563
75913Q555        75913Q852
75913Q795        75913Q522
75913Q837        75913Q753
75913Q456        75913Q613
75913Q589        75913Q480
75913Q878        75913Q605
75913Q787        75913Q472


        29636 (03/05)

        MORGAN KEEGAN & CO., INC.,
        -----------------------------
        Distributor

TABLE OF CONTENTS
------------------------------------------------------------------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED                               XX            ACCOUNT AND SHARE INFORMATION                             XX
------------------------------------------------------------------------------------------------------------------------------------

SECURITIES IN WHICH THE FUNDS INVEST                      XX            WHAT ARE THE TAX CONSEQUENCES?                            XX
------------------------------------------------------------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS             XX            WHO MANAGES THE FUNDS?                                    XX
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS                                    XX            HOW DO THE FUNDS MEASURE PERFORMANCE?                     XX
------------------------------------------------------------------------------------------------------------------------------------


DETERMINING MARKET VALUE OF SECURITIES                    XX            PERFORMANCE COMPARISONS                                   XX
------------------------------------------------------------------------------------------------------------------------------------


WHAT DO SHARES COST?                                      XX            ECONOMIC AND MARKET INFORMATION                           XX
------------------------------------------------------------------------------------------------------------------------------------


HOW ARE THE FUNDS SOLD?                                   XX            FINANCIAL STATEMENTS                                      XX
------------------------------------------------------------------------------------------------------------------------------------


HOW TO BUY SHARES                                         XX            APPENDIX                                                  XX
------------------------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS PARTNERSHIP LAW                             XX            ADDRESSES                                                 XX
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?
--------------------------------------------------------------------------------


The Regions Morgan Keegan Select Funds were established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this Statement, the Trust consists of ten separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund (Treasury Money Market Fund); Regions Morgan Keegan Select Government Money Market Fund (Government Money Market Fund); Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (Limited Maturity Fixed Income Fund); Regions Morgan Keegan Select Fixed Income Fund (Fixed Income Fund); Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund); Regions Morgan Keegan Select Balanced Fund (Balanced Fund); Regions Morgan Keegan Select Value Fund, (Value Fund); Regions Morgan Keegan Select Growth Fund, (Growth Fund); Regions Morgan Keegan Select Mid Cap Growth Fund (Mid Cap Growth Fund) and Regions Morgan Keegan Select Mid Cap Value Fund (Mid Cap Value
Fund). The Mid Cap Growth Fund and Mid Cap Value Fund changed their names from Regions Morgan Keegan Select Aggressive Growth Fund and Regions Morgan Keegan Select Strategic Equity Fund, respectively, on January 31, 2004. Shares of Limited Maturity Fixed Income Fund, Fixed Income Fund, Intermediate Tax Exempt Bond Fund, Balanced Fund, Value Fund, Growth Fund, Mid Cap Growth Fund and Mid Cap Value Fund are offered in three classes of shares, Class A Shares, Class C Shares and Class I Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund and the Government Money Market Fund offer only Class A Shares. This SAI relates to all classes of the above-mentioned Shares of the Funds.


--------------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST
--------------------------------------------------------------------------------

Following is a table that indicates which types of securities are a:

o P = Principal investment of a Fund; (shaded in chart)
o A = Acceptable (but not principal) investment of a Fund; or
o N = Not an acceptable investment of a Fund.


------------------------------------------------------------------------------------------------------------------------------------
SECURITIES              TREASURY MONEY        GOVERNMENT MONEY      LIMITED MATURITY                           INTERMEDIATE TAX
                        MARKET FUND           MARKET FUND           FIXED INCOME FUND     FIXED INCOME FUND    EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY     N                     N                     N                     N                    N
RECEIPTS
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED            N                     N                     A                     A                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS        N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
BORROWING               A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER        N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK 1/         N                     N                     N                     N                    N
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE             N                     N                     A                     A                    N
SECURITIES 2/
------------------------------------------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT      N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS    N                     N                     A                     A                    A
AND SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE    N                     N                     A                     P                    N
DEBT OBLIGATIONS 2, 3/
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING      N                     N                     A                     A                    N
RATE DEBT OBLIGATIONS
2,3/
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES      N                     N                     A                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS     N                     N                     A                     A                    N
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES 4/  A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO    A                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED         N                     N                     A                     A                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT          N                     N                     A                     A                    P
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET      N                     N                     A                     A                    A
INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS        N                     N                     A                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS   N                     P                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER     A                     A                     A                     A                    A
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                 1

------------------------------------------------------------------------------------------------------------------------------------
STRIPPED BONDS          N                     N                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT         P                     P                     P                     P                    P
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS                N                     N                     N                     A                    N
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND         A                     A                     A                     A                    A
DELAYED DELIVERY
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON             N                     N                     N                     A                    A
CONVERTIBLE SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

SECURITIES              BALANCED FUND         MID CAP VALUE FUND    VALUE FUND            GROWTH FUND          MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY     A                     A                     A                     A                    A
RECEIPTS
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED            A                     N                     N                     N                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
BANK INSTRUMENTS        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
BORROWING               A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK 1/         P                     P                     P                     P                    P
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE             A                     A                     A                     A                    A
SECURITIES 2/
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS    A                     A                     A                     A                    A
AND SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FIXED RATE    P                     N                     N                     N                    N
DEBT OBLIGATIONS 2,3/
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE FLOATING      P                     N                     N                     N                    N
RATE DEBT OBLIGATIONS
2,3/
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES      A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS     A                     A                     A                     A                    A
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES 4/  A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO    A                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED         A                     N                     N                     N                    N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL DEBT          A                     N                     N                     N                    N
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
OTHER MONEY MARKET      A                     A                     A                     A                    A
INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS        A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS   A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF OTHER     A                     A                     A                     A                    A
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
STRIPPED BONDS          A                     N                     N                     N                    N
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT         P                     A                     A                     A                    A
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS                A                     A                     A                     A                    A
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND         A                     A                     A                     A                    A
DELAYED DELIVERY
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON             A                     A                     A                     A                    A
CONVERTIBLE SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

1.   The VALUE FUND and the GROWTH FUND will invest in common stocks of companies with market capitalizations of $2 billion or more at the time of purchase, the Mid Cap Value Fund will invest in common stocks of companies whose market capitalizations fall witing the range tracked by the Standard & Poor's Midcap 400 Index at the time of purchase, and the MID CAP GROWTH FUND will invest in common stocks of companies with market capitalizations of $10 billion or less at the time of purchase.

2.   The BALANCED FUND and VALUE FUND may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)), such as Moody's, S&P and
     Fitch.

3.   The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO.

4.   ALL FUNDS, except the TREASURY MONEY MARKET FUND AND THE GOVERNMENT MONEY MARKET FUND, may invest up to 15% of their respective assets in illiquid securities. The TREASURY MONEY MARKET FUND AND THE GOVERNMENT MONEY MARKET FUND may invest up to 10% of their assets in illiquid securities.

                                                                                                                                 2

--------------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
--------------------------------------------------------------------------------

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

     INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     WARRANTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

     Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

     A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

     Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

     CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         COMMERCIAL PAPER

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         DEMAND INSTRUMENTS

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     TAX EXEMPT SECURITIES

     Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which a Fund may invest:

        GENERAL OBLIGATION BONDS

        General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

        SPECIAL REVENUE BONDS

        Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

        PRIVATE ACTIVITY BONDS

        Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

        The interest on many types of private activity bonds is subject to AMT. A Fund may invest in bonds subject to AMT.

     MUNICIPAL SECURITIES

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

     MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs AND POs

         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

     ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

     BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Fund's investment adviser, Morgan Asset Management, Inc., (Adviser), usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:

     FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. A Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

     OPTIONS

     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

     A Fund may buy the following types of options:

     CALL OPTIONS

     A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A Fund may use call options in the following ways:

     o Buy call options on indices, individual securities, index futures, and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

     o Write call options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, that Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     PUT OPTIONS

     A put option gives the holder the right to sell the underlying asset to the writer of the option. A Fund may use put options in the following ways:

     o Buy put options on indices, individual securities, index futures, and financial futures in anticipation of a decrease in the value of the underlying asset; and

     o Write put options on indices, portfolio securities, index futures, and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     A Fund may also buy or write options, as needed, to close out existing option positions.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

SPECIAL TRANSACTIONS

     REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

     DELAYED DELIVERY TRANSACTIONS

     When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Funds. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

         TO BE ANNOUNCED SECURITIES (TBAS)

         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

     SECURITIES LENDING

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Funds must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INTEREST RATE RISKS.

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

RISKS ASSOCIATED WITH COMPLICATED CMOS

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

SECTOR RISKS

o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

TAX RISKS
o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, (the Act).

LENDING CASH OR SECURITIES

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION OF INVESTMENTS

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

BUYING ON MARGIN


The TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND and LIMITED MATURITY FIXED INCOME FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND and GROWTH FUND will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


The LIMITED MATURITY FIXED INCOME FUND, FIXED INCOME FUND, INTERMEDIATE TAX EXEMPT BOND FUND, BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies.

REVERSE REPURCHASE AGREEMENTS

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

CONCENTRATION OF INVESTMENTS

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

ARBITRAGE TRANSACTIONS

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations. In particular, the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S total assets in the securities of any one issuer, although the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval.


PORTFOLIO TURNOVER. For the fiscal years ended November 30, 2004 and 2003, the portfolio turnover rates were 78% and 63%, respectively, for LIMITED MATURITY FIXED INCOME FUND; 52% and 72%, respectively, for the FIXED INCOME FUND; 69% and 98%, respectively, for the BALANCED FUND; 59% and 231%, respectively, for the VALUE FUND; 33% and 44%, respectively, for the GROWTH FUND; 56% and 49%, respectively, for the MID CAP GROWTH FUND; and 23% and 126% for the MID CAP VALUE FUND.

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DETERMINING MARKET VALUE OF SECURITIES
--------------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND'S use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INVESTMENT RESTRICTIONS. The Rule requires that the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

Securities that are traded in the OTC market shall be valued at the last quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing service or primary market dealer.

Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

--------------------------------------------------------------------------------
WHAT DO SHARES COST?
--------------------------------------------------------------------------------

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND attempt to stabilize the NAV of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class A Shares, Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The Funds' net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

--------------------------------------------------------------------------------
HOW ARE THE FUNDS SOLD?
--------------------------------------------------------------------------------


Under the Distributor's Contract with the Funds, the Distributor (Morgan Keegan & Co., Inc.,), located at Morgan Keegan Tower, Fifty North Front Street, Memphis, Tennessee, 38103, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets (Service
Fees) to investment professionals or to Federated Shareholder Services Company
(FSSC), a subsidiary of Federated Investors, Inc. (Federated), for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Funds assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

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HOW TO BUY SHARES
--------------------------------------------------------------------------------

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

--------------------------------------------------------------------------------
MASSACHUSETTS PARTNERSHIP LAW
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

--------------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.


As of January 3, 2005, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class A Shares of the following portfolios:

REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 721,500,317 Shares (77.40%), and 116,311,379 Shares (12.48%).

REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND: Regions Financial Trust, Birmingham, AL, owned approximately 59,521,022 Shares (99.81%).

REGIONS MORGAN KEEGAN SELECT BALANCED FUND: Regions Financial Trust, Birmingham, AL, owned approximately 6,798,538 Shares (80.86%).

REGIONS MORGAN KEEGAN SELECT VALUE FUND: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 5,181,878 Shares (44.55%); 2,445,324 Shares (21.02%); and 2,348,592 Shares (20.19%).

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 5,951,113 Shares (55.68%); 3,125,156 Shares (29.24%); and 757,461 Shares
(7.09%).

REGIONS MORGAN KEEGAN SELECT GROWTH FUND: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 6,453,242 Shares (24.30%); 6,304,099 Shares (23.74%); 6,241,816 Shares (23.51%); and 2,583,436 Shares
(9.73%).

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 15,345,326 Shares (61.11%); 3,319,128 Shares (13.22%); 3,160,845 Shares (12.59%); and 2,557,305
Shares (10.18%).

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 4,886,811 Shares (25.91%); 3,754,111 Shares (19.90%); and 3,642,121 Shares (19.31%).

REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 4,925,166 Shares (55.22%); 2,257,114 Shares (25.31%) and 584,196 Shares (6.55%); Aston and
Company, Belleville,IL, owned approximately 844,158 Shares (9.47%).

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND: Regions Financial Trust, Birmingham, AL, owned approximately 6,913,464 Shares (97.78%).

As of January 3, 2005, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class C Shares of the following portfolios:

REGIONS MORGAN KEEGAN SELECT BALANCED FUND: Regions Financial Trust, Birmingham, AL, owned approximately 126,539 Shares (83.66%); and James McCormick Jr. IRA, Birmingham, AL, owned approximately 18,587 Shares (12.29%).

REGIONS MORGAN KEEGAN SELECT VALUE FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 40,684 Shares (28.19%); and 8,151 Shares (5.65%); Walter and Dorothy Dowdle, Goodwater, AL, owned approximately 22,213 Shares (15.39%); and Harry Call, Knoxville, TN, owned approximately 9,953 Shares (6.90%).

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 42,152 Shares (56.58%); 26,824 Shares (36.00%) and 6,349 Shares (8.52%).

REGIONS MORGAN KEEGAN SELECT GROWTH FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 121,221 Shares (62.07%) and 47,851 Shares (24.05%).

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 119,486 Shares (50.45%); and 112,671 Shares (47.57%).

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 182,800 Shares (52.20%) and 28,018 Shares (8.00%).

REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND: Regions Financial Trust, Birmingham, AL, owned approximately 32,131 Shares (95.33%).

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND: Federated Administrative Services, Pittsburgh, PA owned approximately 5.00 Shares (100.00%).

As of January 3, 2005, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class I Shares of the following portfolios:

REGIONS MORGAN KEEGAN SELECT VALUE FUND: Louis Bruce Stout Trust, Alpharetta, GA, owned approximately 5,124 Shares (13.85%); Paula Schoenhoff, Memphis, TN, owned approximately 4,521 Shares (12.22%); Donna Richardson, Memphis, TN, owned approximately 4,223 Shares (11.41%); Mike Ricketts, Memphis, TN, owned approximately 3,909 Shares (10.56%); Gregory Koontz, Memphis, TN, owned approximately 2,638 Shares (7.13%); Michael Camferdam, Memphis, TN, owned approximately 2,381 Shares (6.43%); William Shamburger, Memphis, TN, owned approximately 2,214 Shares (5.98%); and Richard Grubenhoff, Phoenix, AZ, owned approximately 2,050 Shares (5.54%).

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 11,065 Shares (16.62%) and 6,238 Shares (9.37%); David Myers, Memphis, TN, owned approximately 8,081 Shares (12.14%); James L. Davis, Memphis, TN, owned approximately 5,681 Shares (8.53%); and Michael Morello, Memphis, TN, owned approximately 3,396 Shares (5.10%).

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND: Regions Financial Trust, Birmingham, AL, owned approximately 33,398 Shares (100.00%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[IF ANY CORPORATE SHAREHOLDER OWNS 25% OR MORE, INCLUDE THE FOLLOWING:
Regions Financial Trust is organized in the state of [insert state name] and is a subsidiary of [insert name]; organized in the state of [insert state name].

Federated Administrative Services is organized in the state of [insert state name] and is a subsidiary of [insert name]; organized in the state of [insert state name].]

--------------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carryforward, which may reduce the Staxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

--------------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is c/o Regions Morgan Keegan Select Funds, Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103. The Regions Morgan Keegan Select Funds Complex consists of 15 portfolios, comprising the Trust, Morgan Keegan Select Fund, Inc. (four portfolios) and RMK High Income Fund, Inc. (one portfolio). Each Officer is elected annually and serves for an indefinite term. Each Trustee also serves as a Board member of the following investment companies: Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL COMPENSATION
NAME                                                                                      AGGREGATE           FROM TRUST AND REGIONS
BIRTH DATE                                                                                COMPENSATION        MORGAN KEEGAN SELECT
POSITIONS HELD WITH TRUST        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,             FROM TRUST          FUND COMPLEX
DATE SERVICE BEGAN               OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)        (PAST FISCAL YEAR)  (PAST CALENDAR YEAR)
====================================================================================================================================
ALLEN B. MORGAN, JR.*            PRINCIPAL OCCUPATIONS: Mr. Morgan has been                    $0                       $0
Birth Date: July 18, 1942        Chairman and Chief Executive Officer of Morgan
CHAIRMAN AND TRUSTEE             Keegan & Company, Inc. since 1969 and Executive
Began serving: August 2003       Managing Director.  He also has served as
                                 Chairman and Director of Morgan Asset
                                 Management, Inc. and Vice Chairman and Director
                                 of Regions Financial Corporation since 1993 and
                                 2001, respectively.

                                 OTHER DIRECTORSHIPS HELD: President and
                                 Director, Morgan Keegan Select Fund, Inc.,
                                 RMK High Income Fund, Inc., RMK Strategic Income
                                 Fund, Inc. and RMK Advantage Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

J. KENNETH ALDERMAN*             PRINCIPAL OCCUPATIONS: Mr. Alderman has been                  $0                       NA
Birth Date: July 10, 1952        President of Regions Morgan Keegan Trust and
TRUSTEE                          Vice Chairman, Director and the Chief Executive
Began serving: August 2003       Officer of Morgan Asset Management, Inc. since
                                 2002. He has been Executive Vice President of
                                 Regions Financial Corporation since 2000. He
                                 served Regions as Senior Vice President and
                                 Capital Management Group Director, investment
                                 adviser to the Trust, from 1995 to 2000.

                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc., RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc.,
                                 and RMK Advantage Income Fund, Inc.,
------------------------------------------------------------------------------------------------------------------------------------
* MESSRS. MORGAN AND ALDERMAN ARE EACH AN "INTERESTED PERSON" OF THE TRUST, AS THAT TERM IS DEFINED IN THE ACT, BY VIRTUE OF THEIR
POSITIONS WITH THE ADVISER. MR. MORGAN IS ALSO AN INTERESTED PERSON OF THE TRUST BY VIRTUE OF HIS POSITION WITH MORGAN KEEGAN & CO.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                18

WILLIAM JEFFERIES MANN           PRINCIPAL OCCUPATION: Mr. Mann has been                       $0                $6,000.00
Birth Date: April 14, 1933       Chairman and President of Mann Investments,
TRUSTEE                          Inc. (hotel investments/consulting) since
Began serving: August 2003       1985.  He also has served as a Director for
                                 Heavy Machines, Inc. (equipment contractor)
                                 since 1984.

                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc. RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc.
                                 and RMK Advantage Income Fund, Inc.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL COMPENSATION
NAME                                                                                      AGGREGATE           FROM TRUST AND REGIONS
BIRTH DATE                                                                                COMPENSATION        MORGAN KEEGAN SELECT
POSITIONS HELD WITH TRUST        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,             FROM TRUST          FUND COMPLEX
DATE SERVICE BEGAN               OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)        (PAST FISCAL YEAR)  (PAST CALENDAR YEAR)
====================================================================================================================================

JAMES STILLMAN R. MCFADDEN 1/    PRINCIPAL OCCUPATIONS: Mr. McFadden has been                  $0                $8,000.00
Birth Date: September 26, 1957   President and Director of McFadden
TRUSTEE                          Communications, LLC (commercial printing) since
Began serving: August 2003       2002 and President and Director of 1703, Inc.
                                 (restaurant management) since 1998. He has also
                                 served as the Director for several private
                                 companies since 1997.


                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc., RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc.
                                 and RMK Advantage Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

W. RANDALL PITTMAN               PRINCIPAL OCCUPATION: Mr. Pittman has been                    $0                       NA
Birth Date: November 11, 1953    Chief Financial Officer of Emageon, Inc.
TRUSTEE                          (healthcare information systems) since 2002.
Began serving: August 2003       From 1999 to 2002 he was Chief Financial
                                 Officer of BioCryst Pharmaceuticals, Inc.
                                 (biotechnology). From 1998 to 1999 he was Chief
                                 Financial Officer of ScandiPharm, Inc.
                                 (pharmaceuticals). From 1995 to 1998 he served
                                 as Senior Vice President - Finance of
                                 CaremarkRx (pharmacy benefit management). From
                                 1983 to 1995 he held various positions with
                                 AmSouth Bancorporation (bank holding company),
                                 including Executive Vice President and
                                 Controller. He is a Certified Public
                                 Accountant, and was with the accounting firm of
                                 Ernst & Young from 1976 to 1983.

                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc., RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc.,
                                 and RMK Advantage Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

MARY S. STONE                    PRINCIPAL OCCUPATION: Ms. Stone has held the                  $0                       NA
Birth Date: August 19, 1950      Hugh Culverhouse Endowed Chair of Accountancy
TRUSTEE                          at the University of Alabama, Culverhouse
Began serving: August 2003       School of Accountancy since 1981.  She is also
                                 a member of Financial Accounting Standards
                                 Advisory Council, AICPA, Accounting Standards
                                 Executive Committee and AACSB International
                                 Accounting Accreditation Committee.

                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc., RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc. and
                                 RMK Advantage Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

ARCHIE W. WILLIS III             PRINCIPAL OCCUPATION: Mr. Willis has been                     $0                $8,000.00
Birth Date: November 13, 1957    President of Community Capital (financial
TRUSTEE                          advisory and real estate development
Began serving: August 2003       consulting) since 1999 and Vice President of
                                 Community Realty Company (real estate
                                 brokerage) since 1999.  He was a First Vice
                                 President of Morgan Keegan & Company, Inc. from
                                 1991 to 1999.  He also has served as a Director
                                 of Memphis Telecom, LLC since 2001.

                                 OTHER DIRECTORSHIPS HELD: Director, Morgan
                                 Keegan Select Fund, Inc., RMK High Income
                                 Fund, Inc., RMK Strategic Income Fund, Inc. and
                                 RMK Advantage Income Fund, Inc.

====================================================================================================================================

1 McFadden Communications, LLC ("McFadden Communications"), a company of which Mr. McFadden is a majority owner, commenced a commercial banking relationship with Union Planters Bank in August 2003 pursuant to which Union Planters Bank extended to the company, in the ordinary course of business, a $1.5 million secured line of credit at Prime Rate and a $600,000 secured loan at
6.35%. This relationship continued with Regions Bank subsequent to the June 30, 2004 merger of Union Planters Corporation and
Regions Financial Corporation. Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $1.4 million. As of November 30, 2004, the aggregate amount of debt outstanding is approximately $960,000. Prior to July 1, 2004, McFadden Communications also performed printing services for Union Planters Corporation or one or more of its subsidiaries on a job-by-job basis competing with other printing companies. Since July 1, 2004, the company has performed similar services on the same basis for Regions Financial Corporation or one or more of its subsidiaries with total billings from these services amounting to approximately $192,000, representing less than 5% of the company's revenue.


                                                                                                                               19

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------------
NAME
BIRTH DATE
POSITIONS HELD WITH TRUST                   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
DATE SERVICE BEGAN
====================================================================================================================================
CARTER E. ANTHONY                           PRINCIPAL OCCUPATIONS: President and Chief Financial Officer for Morgan Asset
Birth Date; October 23, 1944                Management, Inc. since 2002.
PRESIDENT AND CHIEF EXECUTIVE OFFICER
August 2003                                 PREVIOUS POSITIONS: Executive Vice President and Director of the Capital
                                            Management Group of Regions Financial Corporation from 2000 to 2002.  Vice
                                            President and Chief Investment Officer-Trust Investments at National Bank of Commerce in
                                            Birmingham, AL from 1989 to 2000

------------------------------------------------------------------------------------------------------------------------------------
THOMAS R. GAMBLE                            PRINCIPAL OCCUPATIONS: Director, Regions Morgan Keegan Select Funds.
Birth Date:  November 22, 1942
VICE PRESIDENT                              PREVIOUS POSITIONS: Corporate IRA Manager, Regions Financial Corporation and
August 2003                                 Senior Vice President & Manager of Employee Benefits, Birmingham Trust Department
                                            of Regions Bank.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH C. WELLER                            PRINCIPAL OCCUPATIONS: Executive Vice President and Chief Financial Officer,
Birth Date:  February 6, 1939               Secretary and Treasurer and Executive Managing Director of Morgan Keegan &
TREASURER                                   Company, Inc., since 1969; Director of Morgan Asset Management, Inc., since 1993.
August 2003
------------------------------------------------------------------------------------------------------------------------------------
CHARLES D. MAXWELL                          PRINCIPAL OCCUPATIONS: Managing Director and Assistant Treasurer of Morgan Keegan
Birth Date: May 14, 1954                    & Company, Inc. and Secretary/Treasurer of Morgan Asset Management, Inc.
SECRETARY AND ASSISTANT TREASURER
August 2003                                 PREVIOUS POSITIONS: Senior Manager with Ernst & Young LLP.
------------------------------------------------------------------------------------------------------------------------------------
** OFFICERS DO NOT RECEIVE ANY COMPENSATION FROM THE FUNDS.

COMMITTEES OF THE BOARD

                                                                                                                      MEETINGS HELD
BOARD          COMMITTEE                                                                                              DURING LAST
COMMITTEE      MEMBERS                     COMMITTEE FUNCTIONS                                                        FISCAL YEAR
====================================================================================================================================
INDEPENDENT    William  Jefferies Mann     The Independent Trustees Committee will determine at least                   (___)
TRUSTEES       James Stillman R. McFadden  annually whether to recommend to the Board and the Independent
COMMITTEE      W. Randall Pittman          Trustees that the Funds' advisory, underwriting, Rule 12b-1
               Mary S. Stone               and other arrangements, where applicable, be approved for
               Archie W. Willis III        continuance for the following year; evaluate and recommend the selection and nomination of candidates for Independent Trustee and assess whether Trustees should be added or removed from the Board; and recommend to the
                                           Boards policies concerning
                                           Independent Trustee compensation,
                                           investment in the Funds and
                                           resources.

AUDIT          William Jefferies Mann      The Audit Committee reviews and recommends to the full Board                 (___)
COMMITTEE      James Stillman R. McFadden  the independent auditors to be selected to audit the Funds'
               W. Randall Pittman          financial statements; meets with the independent auditors
               Mary S. Stone               periodically to review the results of
               Archie W. Willis III        the audits and reports the results to the full
                                           Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and
                                           programs, and the related reports received from regulators;
                                           reviews the Funds' internal audit function; reviews compliance with the Funds' code of conduct/ethics; reviews valuation
                                           issues; monitors inter-fund lending transactions; reviews
                                           custody services and issues and investigates any matters
                                           brought to the Committee's attention that are within the scope of its duties.

------------------------------------------------------------------------------------------------------------------------------------


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE MORGAN KEEGAN SELECT FUND COMPLEX AS OF DECEMBER 31, 2004


                                                        AGGREGATE
                                                        DOLLAR RANGE OF
                                 DOLLAR RANGE OF        SHARES OWNED IN
INTERESTED                       SHARES OWNED           MORGAN KEEGAN SELECT
BOARD MEMBER NAME                IN FUNDS               FUND COMPLEX
================================================================================
Allen B. Morgan, Jr.
--------------------------------------------------------------------------------
J. Kenneth Alderman
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBER NAME
================================================================================
William Jefferies Mann
--------------------------------------------------------------------------------
James Stillman R. McFadden
--------------------------------------------------------------------------------
W. Randall Pittman
--------------------------------------------------------------------------------
Mary S. Stone
--------------------------------------------------------------------------------
Archie W. Willis III
--------------------------------------------------------------------------------
James D. Witherington, Jr.
--------------------------------------------------------------------------------

ADVISER TO THE FUNDS

The Funds' Adviser is an indirect, wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of it obligations or duties imposed upon it by its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or the making of any investment for or on behalf of a Fund.

As required by the Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of the Funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser and its affiliates. This includes fees received for transfer agency services, custody services, sub-administrative services, distribution-related services and shareholder services provided to the Funds as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.

SUBADVISER TO THE MID CAP VALUE FUND

Channing Capital Management, Inc. (CCM), located at 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, is a newly formed investment adviser that is registered with the SEC under the Investment Advisers Act of 1940. CCM serves as the subadviser to the Mid Cap Value Fund pursuant to an investment advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions.

Eric T. McKissack and Herenton Capital Management, Inc., each own more than 25% of the outstanding shares of CCM.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the Securities and Exchange Commission ("SEC") in a publicly available filing; or (2) the day next following the day such information is posted on the Funds' website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's quarterly profiles and posted on the Funds' website approximately [XX] days after quarter-end.

NON-PUBLIC PORTFOLIO HOLDINGS


Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to these policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. These policies and procedures must be followed when disclosing a Fund's portfolio holdings to any party when such disclosure would provide information more current than the Fund's most recent publicly available portfolio holdings. In addition, neither a Fund, the Adviser or any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

Service Providers
-----------------

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Rating and Ranking Organizations
--------------------------------

Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients
----------------

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person;

2. The authorized person determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

3. The Authorized Person obtains prior approval from the Fund's Chief Compliance Officer; and

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

Media
-----

Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Waivers of Restrictions
-----------------------

The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

Conflicts of Interest
---------------------

If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review
------------

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR

Morgan Keegan & Company, Inc. 50 North Front Street, Memphis, Tennessee 38103, will provide administrative personnel and services to the Funds for a fee at an annual percentage of daily net assets as indicated in the chart below. The Administrator may choose voluntarily to reimburse a portion of its fee at any time.

                                                         Annualized % of average
                                                             daily net assets

Regions Morgan Keegan Select Balanced Fund                          0.065%

Regions Morgan Keegan Select Fixed Income Fund
                                                                    0.065%
Regions Morgan Keegan Select Government
  Money Market Fund
                                                                    0.065%
Regions Morgan Keegan Select Growth Fund                            0.065%

Regions Morgan Keegan Select  Intermediate
  Tax Exempt Bond Fund                                              0.065%

Regions  Morgan Keegan Select Limited
  Maturity Government Fund                                          0.065%

Regions Morgan Keegan Select Mid Cap Growth
  Fund
                                                                    0.065%
Regions Morgan Keegan Select Mid Cap Value Fund
                                                                    0.065%
Regions Morgan Keegan Select Treasury Money
  Market Fund
                                                                    0.065%
Regions Morgan Keegan Select Value Fund                             0.065%

The functions performed by the administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o    prepare, negotiate and administer contracts on behalf of the Funds;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of a Fund; and

o    providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Morgan Keegan & Company, the Funds' Transfer Agent and Dividend Disbursing Agent maintains all necessary shareholder records. For its services, Morgan Keegan & Company receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, __________________________, conduct their audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES



------------------------------------------------------------------------------------------------------------------------------------
FUND                               ADVISORY FEE PAID/                BROKERAGE COMMISSIONS PAID           ADMINISTRATIVE FEE PAID
                                   ADVISORY FEE WAIVED                                                   ADMINISTRATIVE FEE WAIVED
                          ----------------------------------------------------------------------------------------------------------
                                FOR THE FISCAL YEAR ENDED             FOR THE FISCAL YEAR ENDED          FOR THE FISCAL YEAR ENDED
                          ----------------------------------------------------------------------------------------------------------
                             2004         2003         2002         2004         2003        2002       2004       2003       2002
                          ----------------------------------------------------------------------------------------------------------
TREASURY MONEY                        $4,322,456   $4,051,557                   N/A          N/A                $777,897   $729,280
MARKET FUND                           $2,161,228   $2,025,778                                                   $0         $0
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY                      $399,050     $372,454                     N/A          N/A                $71,816    $67,042
MARKET FUND                           $279,335     $260,718                                                     $0         $33,187
------------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY                      $1,253,624   $1,044,373                   N/A          N/A                $161,148   $134,277
FIXED INCOME FUND                     $358,178     $298,392                                                                $0
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND                     $2,448,378   $2,071,353                   N/A          N/A                $293,744   $248,562
                                      $816,125     $690,451                                                     $0         $0
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND                         $1,011,018   $1,127,639                $306,044     $255,569              $113,717   $126,860
                                      $63,189      $70,477                                                      $0         $0
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                    $541,510     N/A                       $320,589        N/A                $60,908    N/A
                                      $33,844
------------------------------------------------------------------------------------------------------------------------------------
N/A - Not applicable.

                                                                                                                                24

------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND                            $1,741,184   $1,892,292                $1,550,989   $1,370,832            $195,842   $212,883
                                      $108,824     $118,268                                                                $0
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                           $2,970,291   $3,105,275                $565,668     $1,307,330            $334,085   $349,344
                                      $185,643     $194,080                                                     $0         $0
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                   $1,396,882   $1,345,966                $415,520     $585,377              $167,584   $161,516
                                      $0           $0                                                           $0         $0
------------------------------------------------------------------------------------------------------------------------------------
N/A - Not Applicable.

-----------------------------------------------------------------------------------------------------
                                            FOR THE PERIOD ENDED JUNE 7, 2004 (CLASS B SHARES)
                                                AND THE FISCAL YEAR ENDED NOVEMBER 30, 2004
                                                    (CLASS A SHARES AND CLASS C SHARES)
-----------------------------------------------------------------------------------------------------
FUND                                    12B-1        12B-1           SHAREHOLDER SERVICES FEE
-----------------------------------------------------------------------------------------------------
                                       CLASS B      CLASS C       CLASS A     CLASS B     CLASS C
                                        SHARES       SHARES       SHARES        SHARES      SHARES
-----------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND             $            $            $             $          $
-------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND           $            $            $             $          $
-------------------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME FUND     $            $            $             $          $
-------------------------------------------------------------------------------------------------------
FIXED INCOME FUND                      $            $            $             $          $
-------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
-------------------------------------------------------------------------------------------------------
BALANCED FUND                          $            $            $             $          $
-------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                     $            $            $             $          $
-------------------------------------------------------------------------------------------------------
VALUE FUND                             $            $            $             $          $
-------------------------------------------------------------------------------------------------------
GROWTH FUND                            $            $            $             $          $
-------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                    $            $            $             $          $
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
--------------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The TREASURY MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o        multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD


The TREASURY MONEY MARKET FUND effective yield for both classes of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND'S effective yield for Class A Shares for the seven-day period ended November 30, 2004, was X.XX% and X.XX%, respectively. The TREASURY MONEY MARKET FUND'S effective yield for Class B Shares for the period ended June 7, 2004 was X.XX%.



------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN for
                              the following periods ended June 7, 2004 (Class B Shares)
                              and November 30, 2004 (Class A Shares and Class C Shares)
                          ----------------------------------------------------------------------
                               CLASS A SHARES         CLASS B SHARES         CLASS C SHARES
                                  One Year               One Year               One Year
                                 Five Year               Five Year              Five Year
                                  Ten Year               Ten Year               Ten Year
FUND                        Start of Performance   Start of Performance   Start of Performance
------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
FUND

------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND

                                    (a)
------------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED
INCOME FUND

                                    (c)                     (d)                     (e)
------------------------------------------------------------------------------------------------
FIXED INCOME FUND


                                    (c)                                             (a)
------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------
BALANCED FUND


                                    (c)                     (g)                     (h)
------------------------------------------------------------------------------------------------
MID CAP VALUE FUND


                                    (l)                     (l)
------------------------------------------------------------------------------------------------
VALUE FUND                                                                          %


                                    (c)                     (g)                     (i)
------------------------------------------------------------------------------------------------
GROWTH FUND


                                    (c)                                             (j)
------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND


                                    (k)                     N/A                     (j)
------------------------------------------------------------------------------------------------


(a) December 3, 2001
(b) April 14, 1992
(c) May 20, 1998
(d) December 12, 1993

                                                                                           27

(e) December 14, 2001
(f) April 20, 1992
(g) December 19, 1994
(h) January 14, 2002
(i) February 21, 2002
(j) January 7, 2002
(k) July 10, 2000
(l) December 9, 2002


--------------------------------------------------------------------------------------------------
                                                           YIELD
                                                for the 30-day period ended
                                                     November 30, 2004
                           -----------------------------------------------------------------------
          FUND                       CLASS A SHARES                      CLASS C SHARES
--------------------------------------------------------------------------------------------------
  Treasury Money Market
          Fund                            N/A                                 N/A
--------------------------------------------------------------------------------------------------
 Government Money Market
          Fund                            N/A                                 N/A
--------------------------------------------------------------------------------------------------
 Limited Maturity Fixed
       Income Fund
--------------------------------------------------------------------------------------------------
    Fixed Income Fund
--------------------------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Funds
--------------------------------------------------------------------------------------------------
      Balanced Fund
--------------------------------------------------------------------------------------------------
   Mid Cap Value Fund
--------------------------------------------------------------------------------------------------
       Value Fund
--------------------------------------------------------------------------------------------------
       Growth Fund
--------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------


Investors may call the Funds at 1-877-757-7424 for the current yield.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

LIPPER, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND:

     o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

     o LEHMAN BROTHERS TREASURY BOND INDEX is comprised entirely of U.S. Treasury obligations. Foreign issues are excluded.

     o IMONEYNET, INC. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.


LIMITED MATURITY FIXED INCOME FUND:


     o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
         2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

     o MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

     o 2-YEAR TREASURY NOTE-SOURCE: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

     Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

FIXED INCOME FUND:

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

     o MERRILL LYNCH GOVERNMENT/CORPORATE INDEX is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better). The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT CORPORATE A RATED AND ABOVE INDEX is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 9.99 rated A and above. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o LEHMAN BROTHERS GOVERNMENT (LT) INDEX, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly. 29

INTERMEDIATE TAX EXEMPT BOND FUND:

     o LEHMAN BROTHERS MUNICIPAL INDEX/3-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

     o LEHMAN BROTHERS MUNICIPAL INDEX/7-YEAR is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

BALANCED FUND:

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

     o S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the S&P 500/LEHMAN GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

     o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

MID CAP VALUE FUND:

     o STANDARD &POOR'S MIDCAP 400/BARRA VALUE INDEX is a market capitalization-weighted sub-index of the stocks in the Standard & Poor's Midcap 400 Index (S&P 400) having the lowest price to book ratios. The index consists of approximately half of the S&P 400 on a market capitalization basis. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

     o RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

VALUE FUND:

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

     o S&P/BARRA VALUE INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

GROWTH FUND:

     o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

MID CAP GROWTH FUND:

     o STANDARD & POOR'S 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     o STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

     o LIPPER MIDCAP GROWTH FUNDS INDEX Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category.


     o RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.


Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Class B Shares and Class C Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

--------------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
--------------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Financial Statements for the fiscal year ended November 30, 2004 are incorporated herein by reference to the Funds' Annual Report to Shareholders dated November 30, 2004 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report to Shareholders for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


------------------------------------------------------------------------------------------------------------------------------------
ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------
REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT BALANCED FUND
REGIONS MORGAN KEEGAN SELECT VALUE FUND
REGIONS MORGAN KEEGAN SELECT GROWTH FUND
REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND                       Fifty North Front Street
REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND                        Memphis, Tennessee 38103

------------------------------------------------------------------------------------------------------------------------------------

Distributor
                  Morgan Keegan & Co., Inc.,                           Morgan Keegan Tower
                                                                       Fifty North Front Street
                                                                       Memphis, Tennessee, 38103

Adviser
                  Morgan Asset Management, Inc.                        P.O. Box 10247
                                                                       Birmingham, AL 35202

Subadviser to the Mid Cap Value Fund
                  Channing Capital                                     10 South Lasalle Street, Suite 2650
                  Management, Inc.                                     Chicago, Il 60603

Custodian
                  Regions Bank                                         417 North 20th Street
                                                                       Birmingham, AL 35203

Transfer Agent, and Dividend Disbursing Agent                          Morgan Keegan Tower
                  Morgan Keegan & Company                              Fifty Front Street
                                                                       Memphis, TN  38103

------------------------------------------------------------------------------------------------------------------------------------

Independent Auditors


------------------------------------------------------------------------------------------------------------------------------------





                                                                                                                               34

                       Regions Morgan Keegan Select Funds

                           PART C. OTHER INFORMATION.
                                   -----------------


Item 22.    Exhibits
            (a)   (i)         Conformed copy of Restatement and Amendment
                              No. 9 to the Declaration of Trust of the Registrant; (17)

                  (ii) Conformed copy of Amendment No. 10 to the Amended and Restated Declaration of Trust of the Registrant; (19)

                  (iii) Conformed copy of Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant; (19)

                  (iv) Conformed copy of Amendment No. 12 to the Amended and Restated Declaration of Trust of the Registrant; (19)

                  (v) Conformed copy of Amendment No. 13 to the Amended and Restated Declaration of Trust of the Registrant; (23)

                  (vi) Amendment No. 14 to the Amended and Restated Declaration of Trust (filed herewith).

                  (vii) Amendment No. 15 to the Amended and Restated Declaration of Trust (filed herewith)

                  (viii) Amendment No. 16 to the Amended and Restated Declaration of Trust (26)

            (b)   (i)         Copy of By-Laws of the Registrant; (1)

                  (ii) Copy of Amendment Nos. 1 through 4 to the By-Laws of the Registrant; (13)

                  (iii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (22)

            (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (4)

            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement of the Registrant; (24)

                  (ii) Sub-Advisory Agreement between Registrant, Morgan Asset Management, Inc. and Channing Capital Management, Inc. with respect to Regions Morgan Keegan Select Mid Cap Value Fund

            (e) Underwriting Agreement dated August 23, 2004 between Registrant and Morgan Keegan & Company, Inc. (to be filed)

            (f)               Not applicable;

            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (4)

                  (ii) Conformed copy of Amendment to the Custodian Contract of the Registrant between Regions Funds and Regions Bank; (18)

                  (iii) Conformed copy of Amendment to the Custodian Contract of the Registrant; (23)

            (h)   (i)         Administration Agreement between the
                              Registrant and Morgan Keegan & Co., Inc. (to be filed).

                  (ii)        Conformed copy of Shareholder Services Agreement;
                              (13)

                  (iii) Conformed copy of Amendment No. 1 to Exhibit A to the Shareholder Services Agreement; (23)

                  (iv) Conformed Copy of Transfer Agency and Services Agreement; (22)

                  (v) Conformed Copy of Amendment No. 1 to the Transfer Agency and Services Agreement; (24)

                  (vi) Conformed copy of Sub-Administration Services Agreement, dated December 1, 2001, between the Registrant and Regions Bank; (23)

                  (vii) Conformed Copy of Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and State Street Bank and Trust Company; (23)

                  (viii) Fund Accounting Services Agreement between Registrant and Morgan Keegan & Co., Inc. (to be filed).

                  (ix) Fund Accounting Services Agreement between Registrant and BISYS Fund Services, Inc. (to be filed).

            (i) Opinion and Consent of Counsel as to legality of shares being registered; (to be filed).

            (j)               Independent Auditors Consent (to be filed);

            (k)               Not applicable;

            (l)               Conformed copy of Initial Capital Understanding;
                              (5)

            (m) (i) Conformed copy of Distribution Plan of the Registrant, through and including conformed copies of Exhibits A and B; (7)

                  (ii) Conformed Copy of Exhibit C to the Distribution Plan of the Registrant; (11)

                  (iii) Conformed copy of Exhibit D to the Distribution Plan of the Registrant; (15)

                  (iv) Conformed copy of Exhibit E to the Distribution Plan of the Registrant; (19)

                  (v) Conformed copy of Exhibit F to the Distribution Plan of the Registrant; (23)

                  (vi) Conformed copy of Exhibit G to the Distribution Plan of the Registrant; (23)

            (n) Restated Multiple Class Plan of the Registrant (to be filed)

            (o)   Reserved

            (p)   Code of Ethics

                  (i) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004 (27)

                  (ii) (a) Amended and Restated Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc. (28) (b) Revised Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc. (to be filed)

--------------------------------------------------------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

4. Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

11. Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).

19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

20. Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).

22. Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

23. Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

24. Response is incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

25. Response is incorporated by reference to Post-Effective Amendment No. 37 on form N-1A filed April 23, 2004 (File Nos. 33-44737 and 811-6511).

26. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (SEC File No. 333-121019).

27. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Morgan Keegan Select fund, Inc. SEC File No. 333-66181 filed on October 28, 2004.

28. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of Morgan Keegan Select fund, Inc., SEC File No. 333-66181 filed on August 17, 2000.


Item 23.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 24.    Indemnification:
            ---------------

            Article XI of the Declaration of Trust States:
            ----------------------------------------------

      Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

      The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

      No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

      Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

      The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

      Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

      No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

      Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

      Section 3.  Express Exculpatory Clauses and Instruments.

      The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

Item 25.    Business and Other Connections of the Investment Adviser:
            --------------------------------------------------------

      Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Intermediate Bond Fund, the Regions Morgan Keegan Select High Income Fund, the Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated February 24, 2004 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.

Item 26.  Principal Underwriters:

(a) RMK Advantage Fund RMK High Income Fund, Inc. RMK Strategic Income Fund, Inc. Morgan Keegan Select Fund, Inc.

(b)   Morgan Keegan & Company, Inc.

Name and                           Positions and              Positions and
Principal Business                  Offices With               Offices With
Address                              Underwriter                Registrant
------------------                 --------------             --------------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.            Chairman and                  Director
                                Chief Executive
                                Officer, Executive
                                Managing Director

Joseph C. Weller                Chief Financial               Vice President,
                                Officer, Executive            Treasurer (Chief
                                Managing Director,            Financial Officer)
                                Executive Vice President,
                                Secretary and Treasurer

G. Douglas Edwards              Vice Chairman, President,
                                Chief Operating Officer       None
                                Executive Managing
                                Director

Robert A. Baird                 Executive                     None
                                Managing Director

John C. Carson, Jr.             Executive                     None
                                Managing Director

Jerome M. Dattel                Executive                     None
                                Managing Director

Richard S. Ferguson             Executive                     None
                                Managing Director

William F. Hughes, Jr.          Executive Managing            None
                                Director

E. Carl Krausnick, Jr.          Executive Managing            None
                                Director

Thomas V. Orr, Jr.              Executive Managing            None
                                Director

James A. Parish, Jr.            Executive Managing            None
                                Director

John H. Grayson, Jr.            Executive Managing            None
                                Director

Minor Perkins                   Executive Managing            None
                                Director

John H. Abington                Managing Director             None

Gary S. Aday                    Managing Director             None

Allen B. Adler                  Managing Director             None

Franklin P. Allen, III          Managing Director             None

Lori Sullivan Antolovic         Managing Director             None

George E. Arras, Jr.            Managing Director             None

James N. Augustine, Jr.         Managing Director             None

Reese E. Austin II              Managing Director             None

Joseph K. Ayers                 Managing Director             None

Rodney D. Baber, Jr.            Managing Director             None

Woodley H. Bagwell              Managing Director             None

Charles E. Bailey               Managing Director             None

Lynn Ballinger                  Managing Director             None

Milton A. Barber                Managing Director             None

W. Freeman Barber               Managing Director             None

Joseph C. Barkley               Managing Director             None

Reginald E. Barnes              Managing Director             None

Glen E. Bascom                  Managing Director             None

W. Preston Battle               Managing Director             None

William Herbert Bauch           Managing Director             None

Mark E. Bennett                 Managing Director             None

Howard McShan Benz              Managing Director             None

Robert C. Berry                 Managing Director             None

James Birdwell III              Managing Director             None

Ben M. Blackmon                 Managing Director             None

William J. Blanton              Managing Director             None

Sander David Bleustein          Managing Director             None

Harold E. Blondeau              Managing Director             None

LaMonte E. Bolding              Managing Director             None

Charles E. Bottcher, Jr.        Managing Director             None

John D. Brewer                  Managing Director             None

Scott Broady                    Managing Director             None

Henry W. Brockman, Jr.          Managing Director             None

Susan Leonard Brown             Managing Director             None

Edna P. Bruder                  Managing Director             None

Paul S. Burd                    Managing Director             None

Lawrence H. Campbell            Managing Director             None

John B. Carr, Jr.               Managing Director             None

Ted H. Cashion                  Managing Director             None

Subhasish Chandra               Managing Director             None

Jerry L. Chapman                Managing Director             None

Marshall A. Clark               Managing Director             None

William F. Clay                 Managing Director             None

Douglas L. Col                  Managing Director             None

Lisa Westmoreland Collier       Managing Director             None

Thomas P. Colonna               Managing Director             None

Robert E. Cope III              Managing Director             None

J. Dow Crocker                  Managing Director             None

Mark W. Crowl                   Managing Director             None

Bjorn F. Danielson              Managing Director             None

G. Lee Davis                    Managing Director             None

Frederick A. Dawson             Managing Director             None

Harold L. Deaton                Managing Director             None

William F. Deeley               Managing Director             None

William W. Deupree, Jr.         Managing Director             None

William W. Deupree III          Managing Director             None

James J. Dieck                  Managing Director             None

David O. DiFillippo             Managing Director             None

Christopher M. Drummond         Managing Director             None

Robert H. Dudley, Jr.           Managing Director             None

Richard T. Dulaney              Managing Director             None

Richard H. Eckels               Managing Director             None

Steve D. Elam                   Managing Director             None

Robert C. Farmer                Managing Director             None

Richard K. Fellows              Managing Director             None

William Henry Fenoglio, Jr.     Managing Director             None

Donald F. Fontes                Managing Director             None

John D. Fortenberry             Managing Director             None

James M. Fowler, Jr.            Managing Director             None

P. Brian Fowler                 Managing Director             None

Wilmer J. Freiberg              Managing Director             None

Graham D.S. Fulton              Managing Director             None

Thomas F. Galvin                Managing Director             None

Scott Z. Garfinkel              Managing Director             None

John H. Geary                   Managing Director             None

William A. Geary                Managing Director             None

J. Michael Gibbs                Managing Director             None

Kevin H. Giddis                 Managing Director             None

Stephen P. Gilmartin            Managing Director             None

Robert D. Gooch, Jr.            Managing Director             None

Robert D. Gooch III             Managing Director             None

James F. Gould                  Managing Director             None

Gary W. Guinn                   Managing Director             None

David M. Guthrie                Managing Director             None

Jan L. Gwin                     Managing Director             None

Mark S. Hahn                    Managing Director             None

Russell Haltom                  Managing Director             None

James W. Hamilton, Jr.          Managing Director             None

William W. Harlin III           Managing Director             None

Chris B. Harrell                Managing Director             None

Michael J. Harris               Managing Director             None

Artie W. Hatfield               Managing Director             None

Haywood Henderson               Managing Director             None

Roderick E. Hennek              Managing Director             None

William P. Hinckley             Managing Director             None

Jay K. Hirt                     Managing Director             None

John M. Hirt                    Managing Director             None

Teddy D. Jackson                Managing Director             None

J. Barry Jenkins                Managing Director             None

Kimble L. Jenkins               Managing Director             None

Robert Jetmundsen               Managing Director             None

C. Michael Johnson              Managing Director             None

James R. Johnson                Managing Director             None

Randy H. Karchmer               Managing Director             None

Carol Sue Keathley              Managing Director             None

Dan T. Keel III                 Managing Director             None

Mary Beth Ketcham               Managing Director             None

William R. Kitchens, Jr.        Managing Director             None

Andrew Klausner                 Managing Director             None

James D. Klepper                Managing Director             None

Peter R. Klyce                  Managing Director             None

Peter Stephen Knoop             Managing Director             None

William L. Knox, Jr.            Managing Director             None

R. Patrick Kruczek              Managing Director             None

Tammira M. Kuntz                Managing Director             None

Gary V. Kutz                    Managing Director             None

James R. Ladyman                Managing Director             None

A. Welling LaGrone, Jr.         Managing Director             None

James Robert Lambert            Managing Director             None

Benton G. Landers               Managing Director             None

David M. Landry                 Managing Director             None

Caswell Prewitt Lane Jr.        Managing Director             None

David James Lavelle             Managing Director             None

John R. Lawrence                Managing Director             None

Steve L. Lawrence               Managing Director             None

William M. Lellyett, Jr.        Managing Director             None

W. G. Logan, Jr.                Managing Director             None

W. Gage Logan III               Managing Director             None

Wiley H. Maiden                 Managing Director             None

Robert E. Mallory               Managing Director             None

Robert Marshall                 Managing Director             None

John Henry Martin               Managing Director             None

William D. Mathis, III          Managing Director             None

John Fox Matthews               Managing Director             None

Francis J. Maus                 Managing Director             None

Charles D. Maxwell              Managing Director             Secretary and
                                                              Assistant
                                                              Treasurer

John Welsh Mayer                Managing Director             None

W. Ward Mayer                   Managing Director             None

W. Neal McAtee                  Managing Director             None

Tavis C. McCourt                Managing Director             None

Harris L. McCraw III            Managing Director             None

Randall McEachem                Managing Director             None

Robert C. McEwan III            Managing Director             None

Jere S. McGuffee                Managing Director             None

Thomas J. McQuiston             Managing Director             None

Gregg C. Meeks                  Managing Director             None

David E. Mervis                 Managing Director             None

Edward S. Michelson             Managing Director             None

G. Rolfe Miller                 Managing Director             None

Gary C. Mills                   Managing Director             None

David Montague                  Managing Director             None

K. Brooks Monypeny              Managing Director             None

John G. Moss                    Managing Director             None

William G. Mueller IV           Managing Director       None

Gavin M. Murrey                 Managing Director       None

David Myers                     Managing Director       None

Philip G. Nichols               Managing Director       None

John R. Norfleet                Managing Director       None

Mark O. O'Brien                 Managing Director       None

Thomas K. Oppenheim             Managing Director       None

John T. Pace, Jr.               Managing Director       None

Jack A. Paratore                Managing Director       None

J. Christopher Perkins          Managing Director       None

Logan B. Phillips, Jr.          Managing Director       None

L. Jack Powell                  Managing Director       None

Lee Powell                      Managing Director       None

Richard L. Preis                Managing Director       None

J. Jarrell Prince               Managing Director             None

George B. Pugh, Jr.             Managing Director             None

David T. Putnam                 Managing Director             None

Jeffrey M. Raff                 Managing Director             None

C. David Ramsey                 Managing Director None

Wade B. Randolph, Jr.           Managing Director             None

Richard R. Reichelt, Jr.        Managing Director             None

Hedi H. Reynolds                Managing Director                   None

Donna L. Richardson             Managing Director             None

R. Michael Ricketts             Managing Director None

Kathy L. Ridley                 Managing Director             None

Robert W. Rimer, Jr.            Managing Director             None

James T. Ritt                   Managing Director             None

Terry A. Robertson              Managing Director             None

Darien M. Roche                 Managing Director             None

Stephen Rosen                   Managing Director             None

Kenneth L. Rowland              Managing Director             None

Walter A. Ruch III              Managing Director             None

Ricky L. Ruffin                 Managing Director             None

Michael L. Sain                 Managing Director             None

Jan E. Sanchez                  Managing Director             None

W. Wendell Sanders              Managing Director             None

Jon B. Sanderson                Managing Director             None

Thomas J. Savoie                Managing Director             None

Franklin L. Schaefer            Managing Director             None

E. Elkan Scheidt                Managing Director             None

Ronald J. Schuberth             Managing Director             None

G. Scott Setton                 Managing Director             None

George C. Shaffrey              Managing Director             None

Lynn T. Shaw                    Managing Director             None

J. Larry Shipman                Managing Director             None

John M. Sillay                  Managing Director             None

Martin B. Silverfield           Managing Director             None

Richard A. Simmons              Managing Director             None

Fred B. Smith                   Managing Director             None

Gary M. Smith                   Managing Director             None

Richard J. Smith                Managing Director             None

Robert I. Smith                 Managing Director             None

H. Lee Snipes, Jr.              Managing Director             None

Robert L. Snider                Managing Director             None

John B. Snowden, IV             Managing Director             None

Thomas A. Snyder                Managing Director             None

Richard A. Spell                Managing Director             None

John W. Stokes, III             Managing Director             None

John W. Stokes                  Managing Director             None

John Burke Strange              Managing Director             None

Scott E. Tabor                  Managing Director             None

James M. Tait, III              Managing Director             None

Hugh C. Tanner                  Managing Director             None

Gary C. Tate                    Managing Director             None

Phillip C. Taylor               Managing Director             None

Grady G. Thomas, Jr.            Managing Director             None

Van C. Thompson                 Managing Director       None

John D. Threadgill              Managing Director       None

Ronald L. Tillett               Managing Director       None

Alan Ray Tipton                 Managing Director       None

Richard B. Travis               Managing Director       None

William Bruce Trusty            Managing Director       None

Mark S. Utkov                   Managing Director       None

Edmund J. Wall                  Managing Director       None

Stephen K. Wallace              Managing Director       None

W. Charles Warner               Managing Director       None

Geoffrey D. Waters              Managing Director       None

Richard E. Watson               Managing Director       None

Joseph Thompson Weller          Managing Director       None

Ward M. Wilcox                  Managing Director       None

John E. Wilfong                 Managing Director       None

D. Dodd Williams                Managing Director       None

John Grover Wilson              Managing Director       None

John S. Wilson                  Managing Director       None

Bret M. Wood                    Managing Director       None

Randall R. Woodward             Managing Director       None

J. William Wyker III            Managing Director       None

Johnny S. Wyse                  Managing Director       None

Paul B. Young, Jr.              Managing Director       None

John J. Zollinger, III          Managing Director       None

William D. Zollinger            Managing Director       None

(c)   None

Item 27.    Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Morgan Keegan & Company         Morgan Keegan Tower
(Administrator, Transfer        Fifty Front Street
Agent and                       Memphis, TN 38103
Dividend Disbursing Agent)


Regions Bank and                P.O. Box 10247
Morgan Asset Management,        Birmingham, Alabama 35202
Inc.
(Advisor and Custodian)

BISYS Fund Services, Inc.       3435 Stelzer Road
(Transfer Agent)                Columbus, Ohio  43219


Item 28.    Management Services:        Not applicable.

Item 29.    Undertakings:               None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, has duly caused this
Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A ("Post-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 31st day of January, 2005.

                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By:  /s/ Carter E. Anthony  *
                                   ----------------------------
                                   Carter E. Anthony, President


      Pursuant  to  the  requirements  of  the  1933  Act,  this  Post-Effective
Amendment No. 43 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                   Date
---------                               -----                   ----

/s/ Carter E. Anthony *                 President               January 31, 2005
-----------------------                 (Chief Executive
Carter E. Anthony                       Officer)


/s/ Allen B. Morgan, Jr.*               Trustee                 January 31, 2005
-------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*                   Treasurer               January 31, 2005
---------------------                   (Chief
Joseph C. Weller                        Financial Officer)


/s/ William Jefferies Mann *            Trustee                 January 31, 2005
----------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*         Trustee                 January 31, 2005
------------------------------
James Stillman R. McFadden


/s / Archie W. Willis III*              Trustee                 January 31, 2005
-------------------------
Archie W. Willis III


/s/ Mary S. Stone *                     Trustee                 January 31, 2005
------------------
Mary S. Stone


/s/ W. Randall Pittlman*                Trustee                 January 31, 2005
-----------------------
W. Randall Pittman


/s/ J. Kenneth Alderman*                Trustee                 January 31, 2005
-----------------------
J. Kenneth Alderman

* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004 in Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (Edgar Accession No. 00008983432-04-000717).

                                        Exhibit Index

Exhibit (a)(vi)         Amendment No. 14 to the Amended and Restated Declaration
                        of Trust

Exhibit (a)(vii)        Amendment No. 15 to the Amended and Restated Declaration
                        of Trust